Nationwide® VL Separate Account-C December 31, 2006

2006

Annual Report

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

VLOB–0173–12/06

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 1,483 shares (cost $18,265)	$19,808

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 36,093 shares (cost $909,324)	981,381

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlVPIntlValA) 18,069 shares (cost $409,489)	450,993

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 152,803 shares (cost $1,227,482)	1,674,718

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 1,262,146 shares (cost $8,671,424)	10,892,316

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 491,141 shares (cost $3,603,806)	4,970,352

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 48,550 shares (cost $483,266)	487,443

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 240,781 shares (cost $1,964,392)	2,104,427

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 22,304 shares (cost $667,843)	720,430

Calvert Variable Series, Inc. – Social Equity Portfolio (CalVSSoEq) 356 shares (cost $6,798)	6,940

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 24,668 shares (cost $321,459)	361,628

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 4,031 shares (cost $50,385)	55,386

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 9,548 shares (cost $136,430)	162,318

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 34,112 shares (cost $513,279)	532,146

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap) 56 shares (cost $982)	979

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 390,118 shares (cost $6,424,008)	7,252,288

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,700 shares (cost $98,240)	105,271

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,271,936 shares (cost $37,514,646)	45,980,482

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 25,877 shares (cost $913,182)	1,101,081

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal) 316,866 shares (cost $5,475,224)	6,178,893

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn) 16,947 shares (cost $229,888)	254,542

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 47,813 shares (cost $539,893)	539,806

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 327,795 shares (cost $8,174,901)	8,558,733

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 1,616 shares (cost $56,153)	$57,960

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 508,712 shares (cost $16,553,097)	18,171,192

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 273,360 shares (cost $1,760,234)	1,727,635

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 455,250 shares (cost $8,865,953)	10,862,268

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 260,056 shares (cost $3,825,887)	4,085,474

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 368,348 shares (cost $11,664,020)	11,558,747

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,604 shares (cost $58,335)	58,374

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 77,022 shares (cost $1,168,689)	1,397,179

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 35,440 shares (cost $1,151,095)	1,225,868

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,693 shares (cost $21,213)	22,723

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 7,205 shares (cost $129,002)	135,383

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 165,765 shares (cost $2,584,298)	3,103,118

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 19,624 shares (cost $301,338)	343,805

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 220,032 shares (cost $1,746,764)	1,755,854

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 92,128 shares (cost $1,235,062)	1,220,698

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 1,300 shares (cost $13,694)	13,804

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 850,693 shares (cost $3,687,793)	3,640,968

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 394 shares (cost $5,116)	5,060

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 802,524 shares (cost $9,530,263)	9,108,645

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 22,914 shares (cost $244,612)	278,402

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 33,953 shares (cost $292,664)	409,814

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 94 shares (cost $984)	981

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 83,648 shares (cost $960,222)	1,027,193

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 76 shares (cost $983)	993

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 87 shares (cost $984)	984

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 329,274 shares (cost $3,350,667)	$3,622,009

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 13,877 shares (cost $383,908)	414,100

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 51,297 shares (cost $932,691)	953,606

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 620,471 shares (cost $620,471)	620,471

Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5) 65,086,473 shares (cost $65,086,473)	65,086,473

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 45,126 shares (cost $491,279)	601,081

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 69,292 shares (cost $934,803)	1,137,084

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 500,574 shares (cost $6,129,899)	6,232,146

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 283,744 shares (cost $6,538,560)	7,090,772

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 4,194 shares (cost $44,114)	44,206

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 6,067 shares (cost $70,993)	76,081

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 250,725 shares (cost $2,496,682)	2,459,612

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 26,144 shares (cost $304,896)	415,691

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV) 224,990 shares (cost $3,590,676)	3,620,089

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 16,726 shares (cost $388,844)	482,209

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 9,265 shares (cost $258,045)	277,103

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 139,470 shares (cost $521,168)	595,535

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 42,549 shares (cost $1,341,580)	2,153,405

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 58,577 shares (cost $1,078,513)	1,245,337

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 329 shares (cost $4,771)	4,787

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 126,415 shares (cost $1,870,126)	2,491,644

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 53,523 shares (cost $1,053,950)	1,244,953

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I (NBAMTPart) 82,647 shares (cost $1,754,404)	1,748,801

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 56,828 shares (cost $937,436)	1,005,279

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 227,062 shares (cost $7,665,125)	9,407,167

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 99,135 shares (cost $1,129,619)	1,106,350

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 67,377 shares (cost $2,144,277)	$2,478,807

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 6,248 shares (cost $126,213)	154,824

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 132,187 shares (cost $4,938,414)	6,721,693

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst) 253,074 shares (cost $2,889,755)	2,953,369

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 255,552 shares (cost $2,562,601)	2,570,856

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 403,724 shares (cost $5,106,554)	4,816,430

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 1,340,626 shares (cost $13,601,194)	13,567,138

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I (PioHiYield) 16,479 shares (cost $179,823)	181,437

Royce Capital Fund – Micro Cap (RCFMicroCap) 394,202 shares (cost $4,648,025)	5,676,515

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 246,407 shares (cost $5,558,438)	6,110,900

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2) 122,126 shares (cost $3,075,405)	2,887,065

T. Rowe Price New America Growth Portfolio (TRowNewAmG) 19,844 shares (cost $388,003)	427,050

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 78,240 shares (cost $1,433,776)	1,954,441

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 220,710 shares (cost $7,502,947)	7,219,416

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 13,627 shares (cost $119,842)	121,557

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 26,447 shares (cost $314,939)	330,063

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 143,497 shares (cost $3,424,202)	4,213,071

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc) 1,621 shares (cost $22,713)	26,657

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 49,856 shares (cost $1,075,409)	1,197,549

Total Investments	341,350,312
Accounts Receivable	7,484

Total Assets	341,357,796

Accounts Payable	–

Contract Owners Equity (note 7)	$341,357,796

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMIntGr	AlVPGrIncA	AlVPIntlValA	ACVPBal	ACVPCapAp	ACVPIncGr
Reinvested dividends	$7,528,691	75	–	3,511	–	53,790	–	188,162
Mortality and expense risk charges (note 3)	(722,149)	(40)	(425)	(972)	(224)	(1,003)	(4,325)	(19,559)

Net investment income (loss)	6,806,542	35	(425)	2,539	(224)	52,787	(4,325)	168,603

Proceeds from mutual fund shares sold	203,921,845	4,885	1,547,780	36,276	593	3,857,280	374,975	5,327,636
Cost of mutual fund shares sold	(189,354,005)	(4,306)	(1,479,981)	(33,284)	(566)	(4,080,833)	(259,867)	(4,095,652)

Realized gain (loss) on investments	14,567,840	579	67,799	2,992	27	(223,553)	115,108	1,231,984
Change in unrealized gain (loss) on investments	6,489,090	696	–	66,976	41,504	(2,703)	154,233	427,055

Net gain (loss) on investments	21,056,930	1,275	67,799	69,968	41,531	(226,256)	269,341	1,659,039

Reinvested capital gains	6,305,889	826	–	12,765	–	180,295	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$34,169,361	2,136	67,374	85,272	41,307	6,826	265,016	1,827,642

Investment activity:	ACVPInt	ACVPUltra	ACVPVal	BCFTCpAsset	CalVSSoEq	CSTGlSmCp	CSTIntFoc	CSTLCapV
Reinvested dividends	$121,365	–	77,504	–	–	–	517	1,476
Mortality and expense risk charges (note 3)	(12,587)	(1,876)	(7,109)	(1,697)	(13)	(708)	(112)	(402)

Net investment income (loss)	108,778	(1,876)	70,395	(1,697)	(13)	(708)	405	1,074

Proceeds from mutual fund shares sold	3,887,266	1,090,597	6,916,935	396,742	8,748	87,655	36,304	103,159
Cost of mutual fund shares sold	(2,813,656)	(1,101,869)	(6,945,256)	(349,699)	(8,104)	(82,711)	(29,860)	(86,501)

Realized gain (loss) on investments	1,073,610	(11,272)	(28,321)	47,043	644	4,944	6,444	16,658
Change in unrealized gain (loss) on investments	(85,023)	(9,854)	(32,598)	42,204	(17)	36,476	(190)	10,325

Net gain (loss) on investments	988,587	(21,126)	(60,919)	89,247	627	41,420	6,254	26,983

Reinvested capital gains	–	–	488,908	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,365	(23,002)	498,384	87,550	614	40,712	6,659	28,057

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	CSTSmCapGr	DryIPMidCap	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIFGrInc	DryVIIntVal
Reinvested dividends	$–	3	22,612	102	705,355	15,963	969	63,723
Mortality and expense risk charges (note 3)	(1,434)	(3)	(12,460)	(293)	(84,965)	(2,651)	(314)	(10,258)

Net investment income (loss)	(1,434)	–	10,152	(191)	620,390	13,312	655	53,465

Proceeds from mutual fund shares sold	103,374	1,961	1,088,374	188,681	12,212,543	266,418	199,548	174,387
Cost of mutual fund shares sold	(102,895)	(1,948)	(768,075)	(174,350)	(8,472,809)	(238,043)	(181,907)	(133,819)

Realized gain (loss) on investments	479	13	320,299	14,331	3,739,734	28,375	17,641	40,568
Change in unrealized gain (loss) on investments	22,391	(62)	399,501	(3,365)	2,010,636	114,472	(13,449)	474,758

Net gain (loss) on investments	22,870	(49)	719,800	10,966	5,750,370	142,847	4,192	515,326

Reinvested capital gains	–	132	128,243	–	–	–	–	360,054

Net increase (decrease) in contract owners’ equity resulting from operations	$21,436	83	858,195	10,775	6,370,760	156,159	4,847	928,845

Investment activity:	DWSVHghRtrn	FedQualBd	FidVIPEIS	FidVIPGr	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPAM
Reinvested dividends	$–	20,589	201,924	956	49,032	128,187	46,434	204,400
Mortality and expense risk charges (note 3)	(327)	(1,302)	(12,787)	(448)	(30,100)	(4,321)	(17,980)	(11,407)

Net investment income (loss)	(327)	19,287	189,137	508	18,932	123,866	28,454	192,993

Proceeds from mutual fund shares sold	13,761	205,143	3,546,712	192,507	1,133,834	837,646	2,289,555	5,010,754
Cost of mutual fund shares sold	(12,849)	(218,016)	(3,175,498)	(179,519)	(1,283,484)	(892,718)	(1,484,024)	(4,698,808)

Realized gain (loss) on investments	912	(12,873)	371,214	12,988	(149,650)	(55,072)	805,531	311,946
Change in unrealized gain (loss) on investments	24,654	12,497	(80,793)	(10,823)	1,263,571	108,645	734,610	(164,754)

Net gain (loss) on investments	25,566	(376)	290,421	2,165	1,113,921	53,573	1,540,141	147,192

Reinvested capital gains	9,556	–	814,894	–	–	–	36,147	–

Net increase (decrease) in contract owners’ equity resulting from operations	$34,795	18,911	1,294,452	2,673	1,132,853	177,439	1,604,742	340,185

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPCon	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FrVIPSmCapV2	FrVIPForSec2
Reinvested dividends	$2,078	147,625	–	8,497	11	193	–	26,437
Mortality and expense risk charges (note 3)	(444)	(29,731)	(84)	(3,467)	(722)	(65)	(68)	(6,121)

Net investment income (loss)	1,634	117,894	(84)	5,030	(711)	128	(68)	20,316

Proceeds from mutual fund shares sold	406,163	12,071,593	115,717	461,225	159,000	28,843	179	853,157
Cost of mutual fund shares sold	(265,026)	(10,639,444)	(112,164)	(308,935)	(151,860)	(30,990)	(172)	(719,354)

Realized gain (loss) on investments	141,137	1,432,149	3,553	152,290	7,140	(2,147)	7	133,803
Change in unrealized gain (loss) on investments	(136,867)	(1,070,598)	39	(95,357)	74,773	(766)	6,381	339,184

Net gain (loss) on investments	4,270	361,551	3,592	56,933	81,913	(2,913)	6,388	472,987

Reinvested capital gains	3,674	969,358	–	–	488	6,435	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$9,578	1,448,803	3,508	61,963	81,690	3,650	6,320	493,303

Investment activity:	GVITEmMrkts	GVITFHiInc	GVITGlFin	GVITGlHlth	GVITGlTech	GVITGlUtl	GVITGvtBd	GVITGrowth
Reinvested dividends	$2,545	117,848	22,373	–	–	323	389,660	144
Mortality and expense risk charges (note 3)	(1,881)	(3,866)	(2,948)	(807)	(1,299)	(1,244)	(19,531)	(686)

Net investment income (loss)	664	113,982	19,425	(807)	(1,299)	(921)	370,129	(542)

Proceeds from mutual fund shares sold	5,742,730	201,568	189,578	3,406,146	826,083	5,748,500	3,281,147	90,793
Cost of mutual fund shares sold	(5,432,593)	(203,533)	(180,039)	(3,336,347)	(799,698)	(5,486,723)	(3,528,895)	(76,944)

Realized gain (loss) on investments	310,137	(1,965)	9,539	69,799	26,385	261,777	(247,748)	13,849
Change in unrealized gain (loss) on investments	45,647	46,987	37,028	1,114	(60,970)	507	75,495	1,177

Net gain (loss) on investments	355,784	45,022	46,567	70,913	(34,585)	262,284	(172,253)	15,026

Reinvested capital gains	4,572	–	140,063	–	–	562	76,572	–

Net increase (decrease) in contract owners’ equity resulting from operations	$361,020	159,004	206,055	70,106	(35,884)	261,925	274,448	14,484

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntGro	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpIdx
Reinvested dividends	$4,108	9	20,156	24	21	123,122	–	19,680
Mortality and expense risk charges (note 3)	(900)	–	(1,921)	(3)	(2)	(17,798)	(1,066)	(4,755)

Net investment income (loss)	3,208	9	18,235	21	19	105,324	(1,066)	14,925

Proceeds from mutual fund shares sold	59,583	2	20,885	4,790	1,905	10,260,228	428,313	2,471,699
Cost of mutual fund shares sold	(46,405)	(2)	(19,798)	(4,641)	(1,880)	(9,525,755)	(355,973)	(2,301,043)

Realized gain (loss) on investments	13,178	–	1,087	149	25	734,473	72,340	170,656
Change in unrealized gain (loss) on investments	86,730	(3)	53,459	10	–	(465,221)	(25,635)	(91,790)

Net gain (loss) on investments	99,908	(3)	54,546	159	25	269,252	46,705	78,866

Reinvested capital gains	853	–	6,832	23	12	–	–	22,098

Net increase (decrease) in contract owners’ equity resulting from operations	$103,969	6	79,613	203	56	374,576	45,639	115,889

Investment activity:	GVITMyMkt	GVITMyMkt5	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Reinvested dividends	$27,995	3,095,401	5,487	–	26,296	7,684	119	1,241
Mortality and expense risk charges (note 3)	(1,581)	(147,649)	(1,249)	(3,036)	(14,859)	(18,610)	(72)	(179)

Net investment income (loss)	26,414	2,947,752	4,238	(3,036)	11,437	(10,926)	47	1,062

Proceeds from mutual fund shares sold	409,977	43,443,746	1,576,942	341,518	1,801,203	4,748,173	63,201	54,648
Cost of mutual fund shares sold	(409,977)	(43,443,746)	(1,168,903)	(286,644)	(1,772,529)	(4,722,222)	(64,048)	(50,002)

Realized gain (loss) on investments	–	–	408,039	54,874	28,674	25,951	(847)	4,646
Change in unrealized gain (loss) on investments	–	–	(319,069)	(21,124)	452,852	699,121	696	1,646

Net gain (loss) on investments	–	–	88,970	33,750	481,526	725,072	(151)	6,292

Reinvested capital gains	–	–	–	–	466,671	139,532	520	3,329

Net increase (decrease) in contract owners’ equity resulting from operations	$26,414	2,947,752	93,208	30,714	959,634	853,678	416	10,683

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITMltSec	GVITWLead	GSVMdCpV	JanBal	JanForty	JanGlTech	JanIntGroS	JPMMidCapGr
Reinvested dividends	$95,443	3,111	32,731	8,851	458	–	31,176	–
Mortality and expense risk charges (note 3)	(5,551)	(911)	(7,742)	(1,078)	(783)	(1,963)	(4,086)	(3,251)

Net investment income (loss)	89,892	2,200	24,989	7,773	(325)	(1,963)	27,090	(3,251)

Proceeds from mutual fund shares sold	425,119	108,733	796,023	14,376	439,710	498,431	257,803	336,380
Cost of mutual fund shares sold	(434,989)	(77,908)	(602,993)	(11,061)	(393,332)	(439,903)	(135,991)	(209,380)

Realized gain (loss) on investments	(9,870)	30,825	193,030	3,315	46,378	58,528	121,812	127,000
Change in unrealized gain (loss) on investments	12,695	51,931	(108,642)	33,292	(25,873)	(11,855)	464,101	(31,007)

Net gain (loss) on investments	2,825	82,756	84,388	36,607	20,505	46,673	585,913	95,993

Reinvested capital gains	5,068	–	360,585	–	–	–	–	39,386

Net increase (decrease) in contract owners’ equity resulting from operations	$97,785	84,956	469,962	44,380	20,180	44,710	613,003	132,128

Investment activity:	JPMMidCapV	NBAMTFasc	NBAMTGuard	NBAMTMCGr	NBAMTPart	OppBal	OppCapAp	OppBdFd
Reinvested dividends	$20	–	15,910	–	12,614	21,587	34,486	61,661
Mortality and expense risk charges (note 3)	(2)	(12)	(4,720)	(2,787)	(4,152)	(2,522)	(18,195)	(2,937)

Net investment income (loss)	18	(12)	11,190	(2,787)	8,462	19,065	16,291	58,724

Proceeds from mutual fund shares sold	3,710	5,650	1,030,220	498,174	810,247	150,042	1,644,588	351,807
Cost of mutual fund shares sold	(3,888)	(5,268)	(807,072)	(410,373)	(695,683)	(148,912)	(1,248,838)	(360,719)

Realized gain (loss) on investments	(178)	382	223,148	87,801	114,564	1,130	395,750	(8,912)
Change in unrealized gain (loss) on investments	–	(251)	52,179	54,667	(142,239)	34,355	293,801	6,654

Net gain (loss) on investments	(178)	131	275,327	142,468	(27,675)	35,485	689,551	(2,258)

Reinvested capital gains	250	122	–	–	194,290	47,454	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$90	241	286,517	139,681	175,077	102,004	705,842	56,466

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSec	OppMSt	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet	PioHiYield
Reinvested dividends	$22,903	1,639	–	101,160	207,584	160,488	608,398	8,997
Mortality and expense risk charges (note 3)	(5,514)	(379)	(12,334)	(3,543)	(12,746)	(9,305)	(30,969)	(411)

Net investment income (loss)	17,389	1,260	(12,334)	97,617	194,838	151,183	577,429	8,586

Proceeds from mutual fund shares sold	414,253	60,190	1,594,636	229,115	9,094,531	822,942	11,891,834	496,242
Cost of mutual fund shares sold	(296,209)	(52,230)	(1,293,377)	(225,728)	(9,246,300)	(860,069)	(12,184,827)	(496,624)

Realized gain (loss) on investments	118,044	7,960	301,259	3,387	(151,769)	(37,127)	(292,993)	(382)
Change in unrealized gain (loss) on investments	105,647	11,720	(70,471)	64,475	127,664	(215,686)	222,097	1,715

Net gain (loss) on investments	223,691	19,680	230,788	67,862	(24,105)	(252,813)	(70,896)	1,333

Reinvested capital gains	119,633	–	–	7,412	–	127,594	73,171	2,435

Net increase (decrease) in contract owners’ equity resulting from operations	$360,713	20,940	218,454	172,891	170,733	25,964	579,704	12,354

Investment activity:	RCFMicroCap	TRowEqInc2	TRowMidCap2	TRowNewAmG	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKMidCapG
Reinvested dividends	$9,973	75,992	–	196	9,522	353	9,952	–
Mortality and expense risk charges (note 3)	(12,356)	(13,423)	(8,034)	(894)	(4,215)	(4,163)	(299)	(803)

Net investment income (loss)	(2,383)	62,569	(8,034)	(698)	5,307	(3,810)	9,653	(803)

Proceeds from mutual fund shares sold	1,377,679	4,221,164	1,699,442	10,372	574,108	9,383,313	95,413	41,555
Cost of mutual fund shares sold	(1,089,940)	(3,939,148)	(1,365,447)	(9,323)	(411,021)	(9,707,575)	(92,350)	(38,947)

Realized gain (loss) on investments	287,739	282,016	333,995	1,049	163,087	(324,262)	3,063	2,608
Change in unrealized gain (loss) on investments	393,887	538,836	(449,639)	25,193	228,271	(340,970)	(2,641)	5,941

Net gain (loss) on investments	681,626	820,852	(115,644)	26,242	391,358	(665,232)	422	8,549

Reinvested capital gains	303,792	163,168	353,767	5,483	149,913	30,034	2,162	19,993

Net increase (decrease) in contract owners’ equity resulting from operations	$983,035	1,046,589	230,089	31,027	546,578	(639,008)	12,237	27,739

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst	WFAVTDisc	WFAVTOpp
Reinvested dividends	$37,760	–	–
Mortality and expense risk charges (note 3)	(9,028)	(68)	(4,227)

Net investment income (loss)	28,732	(68)	(4,227)

Proceeds from mutual fund shares sold	1,719,614	4,651	2,408,514
Cost of mutual fund shares sold	(1,142,208)	(3,521)	(2,075,659)

Realized gain (loss) on investments	577,406	1,130	332,855
Change in unrealized gain (loss) on investments	308,320	2,554	(328,650)

Net gain (loss) on investments	885,726	3,684	4,205

Reinvested capital gains	226,699	–	200,064

Net increase (decrease) in contract owners’ equity resulting from operations	$1,141,157	3,616	200,042

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMIntGr		AlVPGrIncA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,806,542	4,975,100	35	(16)	(425)	–	2,539	4,174
Realized gain (loss) on investments	14,567,840	11,202,948	579	466	67,799	–	2,992	32,482
Change in unrealized gain (loss) on investments	6,489,090	(1,436,382)	696	136	–	–	66,976	(36,484)
Reinvested capital gains	6,305,889	4,267,322	826	122	–	–	12,765	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,169,361	19,008,988	2,136	708	67,374	–	85,272	172

Equity transactions:
Purchase payments received from contract owners (note 6)	6,668,296	7,435,172	7	8,156	–	–	38	27,792
Transfers between funds	–	–	7,011	(4,428)	1,479,998	–	769,360	(688,436)
Surrenders (note 6)	(35,612,692)	(5,251,072)	–	–	(1,543,518)	–	–	(194,146)
Death benefits (note 4)	(351,170)	(119,076)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	12,239	(32)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,583,931)	(6,366,534)	(348)	(304)	(3,849)	–	(5,616)	(4,134)
Adjustments to maintain reserves	5,190	10,485	36	10	(5)	–	31	107

Net equity transactions	(34,862,068)	(4,291,057)	6,706	3,434	(67,374)	–	763,813	(858,817)

Net change in contract owners’ equity	(692,707)	14,717,931	8,842	4,142	–	–	849,085	(858,645)
Contract owners’ equity beginning of period	342,050,503	327,332,572	11,025	6,883	–	–	132,368	991,013

Contract owners’ equity end of period	$341,357,796	342,050,503	19,867	11,025	–	–	981,453	132,368

CHANGES IN UNITS:
Beginning units	28,035,538	28,114,592	720	474	–	–	8,602	67,276

Units purchased	5,248,312	6,839,867	450	648	99,374	–	46,154	2,779
Units redeemed	(7,661,374)	(6,918,921)	(22)	(402)	(99,374)	–	(348)	(61,453)

Ending units	25,622,476	28,035,538	1,148	720	–	–	54,408	8,602

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlVPIntlValA		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(224)	–	52,787	6,748	(4,325)	(3,414)	168,603	173,696
Realized gain (loss) on investments	27	–	(223,553)	64,238	115,108	105,312	1,231,984	22,404
Change in unrealized gain (loss) on investments	41,504	–	(2,703)	(50,667)	154,233	194,357	427,055	239,330
Reinvested capital gains	–	–	180,295	162	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,307	–	6,826	20,481	265,016	296,255	1,827,642	435,430

Equity transactions:
Purchase payments received from contract owners (note 6)	1,529	–	–	14,352	–	46,100	95,687	91,430
Transfers between funds	408,538	–	2,858,960	(276,724)	11,384	582,230	(815,874)	40,680
Surrenders (note 6)	–	–	(2,928,002)	(100,132)	(194,203)	(462,014)	(143,825)	(32,586)
Death benefits (note 4)	–	–	–	–	–	–	(30,696)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(380)	–	(8,103)	(14,004)	(47,541)	(39,314)	(160,567)	(148,892)
Adjustments to maintain reserves	17	–	(12)	14	(32)	9	(5)	19

Net equity transactions	409,704	–	(77,157)	(376,494)	(230,392)	127,011	(1,055,280)	(49,349)

Net change in contract owners’ equity	451,011	–	(70,331)	(356,013)	34,624	423,266	772,362	386,081
Contract owners’ equity beginning of period	–	–	70,331	426,344	1,640,088	1,216,822	10,119,991	9,733,910

Contract owners’ equity end of period	$451,011	–	–	70,331	1,674,712	1,640,088	10,892,353	10,119,991

CHANGES IN UNITS:
Beginning units	–	–	5,834	37,018	114,984	103,872	830,724	834,888

Units purchased	39,868	–	233,360	1,197	1,394	49,647	7,417	14,602
Units redeemed	(36)	–	(239,194)	(32,381)	(15,964)	(38,535)	(70,689)	(18,766)

Ending units	39,832	–	–	5,834	100,414	114,984	767,452	830,724

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPUltra		ACVPVal		BCFTCpAsset
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$108,778	66,340	(1,876)	(748)	70,395	30,536	(1,697)	(870)
Realized gain (loss) on investments	1,073,610	276,363	(11,272)	402	(28,321)	288,100	47,043	86,894
Change in unrealized gain (loss) on investments	(85,023)	527,505	(9,854)	12,712	(32,598)	(609,848)	42,204	(46,683)
Reinvested capital gains	–	–	–	–	488,908	486,362	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,097,365	870,208	(23,002)	12,366	498,384	195,150	87,550	39,341

Equity transactions:
Purchase payments received from contract owners (note 6)	139,476	60,320	22,335	27,860	5,693	39,292	36	52,886
Transfers between funds	(2,745,554)	(847,824)	(383,460)	838,350	1,164,586	(431,568)	401,588	(185,924)
Surrenders (note 6)	(342,470)	(138,284)	–	–	(4,025,149)	(41,746)	(33,957)	–
Death benefits (note 4)	–	–	(12,434)	–	–	(16,714)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,801)	(110,374)	(7,792)	(3,352)	(55,868)	(121,316)	(15,435)	(9,282)
Adjustments to maintain reserves	(39)	43	13	5	11	19	(6)	19

Net equity transactions	(3,044,388)	(1,036,119)	(381,338)	862,863	(2,910,727)	(572,033)	352,226	(142,301)

Net change in contract owners’ equity	(1,947,023)	(165,911)	(404,340)	875,229	(2,412,343)	(376,883)	439,776	(102,960)
Contract owners’ equity beginning of period	6,917,404	7,083,315	891,814	16,585	4,516,805	4,893,688	280,682	383,642

Contract owners’ equity end of period	$4,970,381	6,917,404	487,474	891,814	2,104,462	4,516,805	720,458	280,682

CHANGES IN UNITS:
Beginning units	620,300	706,222	79,294	1,504	273,906	310,922	17,282	24,338

Units purchased	18,622	59,867	2,163	79,412	72,358	2,494	24,102	17,126
Units redeemed	(307,252)	(145,789)	(36,537)	(1,622)	(238,440)	(39,510)	(2,908)	(24,182)

Ending units	331,670	620,300	44,920	79,294	107,824	273,906	38,476	17,282

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BRIntIndx		CalVSSoEq		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(2)	(13)	(6)	(708)	(904)	405	262
Realized gain (loss) on investments	–	105	644	2	4,944	64,901	6,444	3,974
Change in unrealized gain (loss) on investments	–	–	(17)	160	36,476	(22,324)	(190)	1,274
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	103	614	156	40,712	41,673	6,659	5,510

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(104)	–	–	109,702	19,314	115	–
Transfers between funds	–	–	2,356	3,892	(24,822)	(30,802)	15,733	9,470
Surrenders (note 6)	–	–	–	–	(12,657)	–	(8,376)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(48)	(32)	(3,149)	(4,784)	(1,256)	(1,078)
Adjustments to maintain reserves	–	1	18	8	8	7	5	(18)

Net equity transactions	–	(103)	2,326	3,868	69,082	(16,265)	6,221	8,374

Net change in contract owners’ equity	–	–	2,940	4,024	109,794	25,408	12,880	13,884
Contract owners’ equity beginning of period	–	–	4,024	–	251,855	226,447	42,519	28,635

Contract owners’ equity end of period	$–	–	6,964	4,024	361,649	251,855	55,399	42,519

CHANGES IN UNITS:
Beginning units	–	–	288	–	22,414	23,348	3,828	3,020

Units purchased	–	–	169	290	9,640	2,363	1,223	918
Units redeemed	–	–	(3)	(2)	(3,552)	(3,297)	(837)	(110)

Ending units	–	–	454	288	28,502	22,414	4,214	3,828

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		CSTSmCapGr		DryIPMidCap		DryIPSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,074	1,044	(1,434)	(2,298)	–	(2)	10,152	(5,944)
Realized gain (loss) on investments	16,658	10,618	479	92,429	13	1	320,299	146,202
Change in unrealized gain (loss) on investments	10,325	3,792	22,391	(109,277)	(62)	60	399,501	48,850
Reinvested capital gains	–	–	–	–	132	2	128,243	6,406

Net increase (decrease) in contract owners’ equity resulting from operations	28,057	15,454	21,436	(19,146)	83	61	858,195	195,514

Equity transactions:
Purchase payments received from contract owners (note 6)	149	4,394	–	588	–	–	1,771	1,772
Transfers between funds	7,370	10,874	7,236	(131,200)	78	766	2,424,621	2,235,940
Surrenders (note 6)	(31,668)	(892)	(63,652)	(400,144)	–	–	(555,549)	(17,836)
Death benefits (note 4)	–	–	–	–	–	–	(419)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,091)	(4,562)	(15,805)	(31,702)	(8)	(6)	(40,639)	(18,096)
Adjustments to maintain reserves	4	(5)	12	3	(19)	26	(4)	17

Net equity transactions	(28,236)	9,809	(72,209)	(562,455)	51	786	1,829,781	2,201,797

Net change in contract owners’ equity	(179)	25,263	(50,773)	(581,601)	134	847	2,687,976	2,397,311
Contract owners’ equity beginning of period	162,515	137,252	582,937	1,164,538	847	–	4,564,367	2,167,056

Contract owners’ equity end of period	$162,336	162,515	532,164	582,937	981	847	7,252,343	4,564,367

CHANGES IN UNITS:
Beginning units	12,276	11,184	61,484	119,238	52	–	332,720	169,036

Units purchased	709	1,528	718	2,231	6	52	169,285	166,546
Units redeemed	(2,685)	(436)	(8,494)	(59,985)	(2)	–	(39,033)	(2,862)

Ending units	10,300	12,276	53,708	61,484	56	52	462,972	332,720

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryVIApp		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(191)	(458)	620,390	552,998	13,312	(3,206)	655	4,502
Realized gain (loss) on investments	14,331	2,231	3,739,734	981,942	28,375	131,659	17,641	74,509
Change in unrealized gain (loss) on investments	(3,365)	2,864	2,010,636	155,975	114,472	(67,258)	(13,449)	(58,671)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,775	4,637	6,370,760	1,690,915	156,159	61,195	4,847	20,340

Equity transactions:
Purchase payments received from contract owners (note 6)	149	16,112	380,057	401,106	16,235	103,284	–	12,566
Transfers between funds	(23,164)	(18,910)	4,185,932	(1,326,658)	50,088	(866,248)	–	(274,996)
Surrenders (note 6)	(58,588)	–	(5,573,333)	(174,970)	(137,193)	(9,630)	(8,863)	(100,968)
Death benefits (note 4)	–	–	(7,105)	–	–	(17,890)	–	–
Net policy repayments (loans) (note 5)	–	–	(181,311)	(2)	–	–	(181,314)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,236)	(5,170)	(562,902)	(758,892)	(17,881)	(30,268)	(9,059)	(24,230)
Adjustments to maintain reserves	–	(1)	242	40	5	2	(13)	13

Net equity transactions	(84,839)	(7,969)	(1,758,420)	(1,859,376)	(88,746)	(820,750)	(199,249)	(387,615)

Net change in contract owners’ equity	(74,064)	(3,332)	4,612,340	(168,461)	67,413	(759,555)	(194,402)	(367,275)
Contract owners’ equity beginning of period	179,342	182,674	41,368,441	41,536,902	1,033,701	1,793,256	194,402	561,677

Contract owners’ equity end of period	$105,278	179,342	45,980,781	41,368,441	1,101,114	1,033,701	–	194,402

CHANGES IN UNITS:
Beginning units	18,530	19,508	3,648,434	3,790,766	85,838	160,082	19,500	58,084

Units purchased	15	1,748	687,923	285,549	5,997	10,826	10	1,284
Units redeemed	(8,559)	(2,726)	(757,323)	(427,881)	(13,167)	(85,070)	(19,510)	(39,868)

Ending units	9,986	18,530	3,579,034	3,648,434	78,668	85,838	–	19,500

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIIntVal		DWSVHghRtrn		FedQualBd		FidVIPEI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$53,465	(4,552)	(327)	–	19,287	57,730	–	–
Realized gain (loss) on investments	40,568	33,772	912	–	(12,873)	(72,059)	–	(71)
Change in unrealized gain (loss) on investments	474,758	172,162	24,654	–	12,497	13,564	–	–
Reinvested capital gains	360,054	32,118	9,556	–	–	10,498	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	928,845	233,500	34,795	–	18,911	9,733	–	(71)

Equity transactions:
Purchase payments received from contract owners (note 6)	3	(40)	912	–	6,533	39,190	–	4,928
Transfers between funds	2,726,113	1,890,340	221,163	–	(29,372)	(1,145,576)	–	(4,858)
Surrenders (note 6)	–	(9,110)	–	–	(26,555)	(24,328)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,330)	(23,544)	(2,330)	–	(8,890)	(26,376)	–	–
Adjustments to maintain reserves	30	40	7	–	20	17	–	1

Net equity transactions	2,681,816	1,857,686	219,752	–	(58,264)	(1,157,073)	–	71

Net change in contract owners’ equity	3,610,661	2,091,186	254,547	–	(39,353)	(1,147,340)	–	–
Contract owners’ equity beginning of period	2,568,313	477,127	–	–	579,200	1,726,540	–	–

Contract owners’ equity end of period	$6,178,974	2,568,313	254,547	–	539,847	579,200	–	–

CHANGES IN UNITS:
Beginning units	149,700	31,060	–	–	41,670	125,504	–	–

Units purchased	146,973	126,350	22,833	–	457	3,025	–	416
Units redeemed	(2,327)	(7,710)	(221)	–	(4,751)	(86,859)	–	(416)

Ending units	294,346	149,700	22,612	–	37,376	41,670	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPGr		FidVIPGrS		FidVIPHI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$189,137	54,580	508	548	18,932	35,332	–	(24)
Realized gain (loss) on investments	371,214	9,499	12,988	(2,707)	(149,650)	(579,023)	–	993
Change in unrealized gain (loss) on investments	(80,793)	88,581	(10,823)	3,333	1,263,571	1,446,872	–	(1,959)
Reinvested capital gains	814,894	151,826	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,294,452	304,486	2,673	1,174	1,132,853	903,181	–	(990)

Equity transactions:
Purchase payments received from contract owners (note 6)	50,035	63,892	–	12,570	1,051	95,218	–	35,356
Transfers between funds	3,120,461	1,834,948	–	(12,324)	(141,416)	(499,374)	–	(35,248)
Surrenders (note 6)	(2,284,766)	(10,686)	(769)	(306,502)	(146,695)	(60,098)	–	(136,178)
Death benefits (note 4)	(8,555)	(13,246)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(181,316)	4	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,130)	(131,696)	(9,973)	(15,242)	(263,651)	(256,570)	–	(80)
Adjustments to maintain reserves	25	15	11	(3)	54	26	–	(6)

Net equity transactions	826,070	1,743,227	(192,047)	(321,497)	(550,657)	(720,798)	–	(136,156)

Net change in contract owners’ equity	2,120,522	2,047,713	(189,374)	(320,323)	582,196	182,383	–	(137,146)
Contract owners’ equity beginning of period	6,438,267	4,390,554	247,349	567,672	17,589,099	17,406,716	–	137,146

Contract owners’ equity end of period	$8,558,789	6,438,267	57,975	247,349	18,171,295	17,589,099	–	–

CHANGES IN UNITS:
Beginning units	501,478	353,350	28,712	69,542	1,692,708	1,760,184	–	10,864

Units purchased	284,434	161,352	13	1,490	16	10,666	–	2,770
Units redeemed	(216,158)	(13,224)	(22,411)	(42,320)	(48,680)	(78,142)	–	(13,634)

Ending units	569,754	501,478	6,314	28,712	1,644,044	1,692,708	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOv		FidVIPOvS		FidVIPAM
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$123,866	275,068	–	2,818	28,454	8,288	192,993	181,594
Realized gain (loss) on investments	(55,072)	11,397	–	23,416	805,531	355,278	311,946	145,960
Change in unrealized gain (loss) on investments	108,645	(245,126)	–	(30,606)	734,610	528,802	(164,754)	(59,772)
Reinvested capital gains	–	–	–	2,416	36,147	16,410	–	2,572

Net increase (decrease) in contract owners’ equity resulting from operations	177,439	41,339	–	(1,956)	1,604,742	908,778	340,185	270,354

Equity transactions:
Purchase payments received from contract owners (note 6)	54,143	62,008	–	–	132,048	141,722	(2,051)	22,842
Transfers between funds	(322,364)	(98,534)	–	(471,716)	3,103,415	2,427,688	(3,562,266)	(1,547,876)
Surrenders (note 6)	(36,157)	(42,332)	–	(88,440)	(442,348)	(23,934)	(105,917)	(374,794)
Death benefits (note 4)	(33,561)	–	–	–	(39,571)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,525)	(36,286)	–	(2,352)	(81,987)	(75,390)	(126,910)	(222,420)
Adjustments to maintain reserves	(15)	22	–	(13)	26	34	18	(8)

Net equity transactions	(359,479)	(115,122)	–	(562,521)	2,671,583	2,470,120	(3,797,126)	(2,122,256)

Net change in contract owners’ equity	(182,040)	(73,783)	–	(564,477)	4,276,325	3,378,898	(3,456,941)	(1,851,902)
Contract owners’ equity beginning of period	1,909,688	1,983,471	–	564,477	6,586,017	3,207,119	7,542,444	9,394,346

Contract owners’ equity end of period	$1,727,648	1,909,688	–	–	10,862,342	6,586,017	4,085,503	7,542,444

CHANGES IN UNITS:
Beginning units	198,202	210,542	–	55,434	507,590	291,720	662,530	856,436

Units purchased	5,364	10,196	–	–	251,382	280,744	–	2,048
Units redeemed	(41,890)	(22,536)	–	(55,434)	(45,784)	(64,874)	(327,292)	(195,954)

Ending units	161,676	198,202	–	–	713,188	507,590	335,238	662,530

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPCon		FidVIPConS		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,634	160	117,894	(10,434)	(84)	–	5,030	8,198
Realized gain (loss) on investments	141,137	10,046	1,432,149	1,186,928	3,553	–	152,290	27,219
Change in unrealized gain (loss) on investments	(136,867)	47,510	(1,070,598)	234,300	39	–	(95,357)	86,842
Reinvested capital gains	3,674	68	969,358	736	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,578	57,784	1,448,803	1,411,530	3,508	–	61,963	122,259

Equity transactions:
Purchase payments received from contract owners (note 6)	–	3,570	126,902	156,546	–	–	10,726	4,680
Transfers between funds	–	(3,516)	(3,271,362)	8,407,584	55,370	–	(91,981)	(141,452)
Surrenders (note 6)	(211,508)	–	(241,826)	(42,942)	–	–	(78,259)	–
Death benefits (note 4)	–	–	(36,786)	(15,322)	–	–	–	–
Net policy repayments (loans) (note 5)	(181,305)	(8)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,908)	(25,672)	(225,047)	(137,626)	(503)	–	(55,512)	(58,170)
Adjustments to maintain reserves	(25)	18	7	58	18	–	33	3

Net equity transactions	(405,746)	(25,608)	(3,648,112)	8,368,298	54,885	–	(214,993)	(194,939)

Net change in contract owners’ equity	(396,168)	32,176	(2,199,309)	9,779,828	58,393	–	(153,030)	(72,680)
Contract owners’ equity beginning of period	396,168	363,992	13,758,112	3,978,284	–	–	1,550,262	1,622,942

Contract owners’ equity end of period	$–	396,168	11,558,803	13,758,112	58,393	–	1,397,232	1,550,262

CHANGES IN UNITS:
Beginning units	28,138	30,156	797,956	261,484	–	–	160,854	182,896

Units purchased	–	277	7,478	551,590	5,590	–	1,136	1,607
Units redeemed	(28,138)	(2,295)	(198,944)	(15,118)	(48)	–	(23,976)	(23,649)

Ending units	–	28,138	606,490	797,956	5,542	–	138,014	160,854

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPVaIS		FrVIPSmCapV2		FrVIPForSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(711)	–	128	(438)	(68)	–	20,316	38,718
Realized gain (loss) on investments	7,140	–	(2,147)	13,293	7	–	133,803	504,347
Change in unrealized gain (loss) on investments	74,773	–	(766)	(23,087)	6,381	–	339,184	(238,512)
Reinvested capital gains	488	–	6,435	6,452	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	81,690	–	3,650	(3,780)	6,320	–	493,303	304,553

Equity transactions:
Purchase payments received from contract owners (note 6)	4,408	–	(2)	5,606	465	–	4,894	11,066
Transfers between funds	1,141,191	–	(17,435)	(162,004)	128,712	–	175,220	(746,916)
Surrenders (note 6)	–	–	–	(5,040)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(148)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,419)	–	(259)	(2,954)	(114)	–	(24,862)	(28,462)
Adjustments to maintain reserves	51	–	(15)	11	22	–	3	5

Net equity transactions	1,144,231	–	(17,711)	(164,381)	129,085	–	155,107	(764,307)

Net change in contract owners’ equity	1,225,921	–	(14,061)	(168,161)	135,405	–	648,410	(459,754)
Contract owners’ equity beginning of period	–	–	36,810	204,971	–	–	2,454,749	2,914,503

Contract owners’ equity end of period	$1,225,921	–	22,749	36,810	135,405	–	3,103,159	2,454,749

CHANGES IN UNITS:
Beginning units	–	–	2,682	15,278	–	–	151,146	197,082

Units purchased	90,235	–	–	457	10,231	–	33,347	58,517
Units redeemed	(107)	–	(1,252)	(13,053)	(9)	–	(26,775)	(104,453)

Ending units	90,128	–	1,430	2,682	10,222	–	157,718	151,146

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts		GVITFHiInc		GVITGlFin		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$664	3,346	113,982	83,674	19,425	4,554	(807)	(838)
Realized gain (loss) on investments	310,137	(332,801)	(1,965)	2,349	9,539	142	69,799	(8,050)
Change in unrealized gain (loss) on investments	45,647	(7,319)	46,987	(56,482)	37,028	(51,611)	1,114	(1,083)
Reinvested capital gains	4,572	19,838	–	–	140,063	70,038	–	26,224

Net increase (decrease) in contract owners’ equity resulting from operations	361,020	(316,936)	159,004	29,541	206,055	23,123	70,106	16,253

Equity transactions:
Purchase payments received from contract owners (note 6)	3,151	(13,274)	152,016	131,796	4,523	(12)	–	(104)
Transfers between funds	(254,222)	526,198	269,794	109,760	234,747	921,092	(58,227)	374
Surrenders (note 6)	–	–	–	(11,352)	(141,908)	–	–	–
Death benefits (note 4)	–	–	(12,088)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,659)	(44,484)	(18,945)	(17,866)	(31,766)	(862)	(7,788)	(9,658)
Adjustments to maintain reserves	1,730	13,652	(5)	15	20	2	(8)	1

Net equity transactions	(265,000)	482,092	390,772	212,353	65,616	920,220	(66,023)	(9,387)

Net change in contract owners’ equity	96,020	165,156	549,776	241,894	271,671	943,343	4,083	6,866
Contract owners’ equity beginning of period	249,551	84,395	1,206,095	964,201	949,058	5,715	9,724	2,858

Contract owners’ equity end of period	$345,571	249,551	1,755,871	1,206,095	1,220,729	949,058	13,807	9,724

CHANGES IN UNITS:
Beginning units	13,642	6,104	86,974	71,000	58,114	388	736	234

Units purchased	5,243	10,520	29,955	18,888	13,804	57,781	860	1,269
Units redeemed	(5,033)	(2,982)	(2,167)	(2,914)	(9,638)	(55)	(576)	(767)

Ending units	13,852	13,642	114,762	86,974	62,280	58,114	1,020	736

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlUtl		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,299)	(756)	(921)	32	370,129	474,702	(542)	(452)
Realized gain (loss) on investments	26,385	7,890	261,777	502	(247,748)	(288,169)	13,849	5,328
Change in unrealized gain (loss) on investments	(60,970)	11,289	507	(562)	75,495	198,094	1,177	14,289
Reinvested capital gains	–	–	562	430	76,572	26,058	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(35,884)	18,423	261,925	402	274,448	410,685	14,484	19,165

Equity transactions:
Purchase payments received from contract owners (note 6)	5,730	2	–	(428)	84,640	686,638	198	5,822
Transfers between funds	3,398,303	243,786	(248,256)	4,006	(144,510)	(4,421,590)	28,712	72,602
Surrenders (note 6)	–	–	–	–	(2,305,941)	–	(42,456)	–
Death benefits (note 4)	–	–	–	–	–	(14,660)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,429)	(8,278)	(12,579)	(14)	(270,026)	(416,694)	(7,260)	(6,744)
Adjustments to maintain reserves	6	1	(12)	19	31	(17)	(2)	6

Net equity transactions	3,396,610	235,511	(260,847)	3,583	(2,635,806)	(4,166,323)	(20,808)	71,686

Net change in contract owners’ equity	3,360,726	253,934	1,078	3,985	(2,361,358)	(3,755,638)	(6,324)	90,851
Contract owners’ equity beginning of period	280,248	26,314	3,985	–	11,470,083	15,225,721	284,741	193,890

Contract owners’ equity end of period	$3,640,974	280,248	5,063	3,985	9,108,725	11,470,083	278,417	284,741

CHANGES IN UNITS:
Beginning units	89,376	8,328	270	–	785,122	1,079,754	43,126	31,208

Units purchased	960,063	83,907	624	271	5,661	48,353	4,210	14,286
Units redeemed	(2,319)	(2,859)	(644)	(1)	(190,677)	(342,985)	(7,534)	(2,368)

Ending units	1,047,120	89,376	250	270	600,106	785,122	39,802	43,126

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,208	346	9	3,524	18,235	15,010	21	(10)
Realized gain (loss) on investments	13,178	86	–	19,635	1,087	50,409	149	194
Change in unrealized gain (loss) on investments	86,730	30,421	(3)	(18,972)	53,459	(31,678)	10	–
Reinvested capital gains	853	720	–	2,196	6,832	12,786	23	–

Net increase (decrease) in contract owners’ equity resulting from operations	103,969	31,573	6	6,383	79,613	46,527	203	184

Equity transactions:
Purchase payments received from contract owners (note 6)	–	126	–	–	4,156	1,128	–	(188)
Transfers between funds	(7,552)	291,714	976	(321,154)	231,997	(325,244)	800	–
Surrenders (note 6)	–	–	–	–	–	(13,182)	–	–
Death benefits (note 4)	–	–	–	–	(1,846)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,361)	(648)	(1)	(3,558)	(15,260)	(18,306)	(10)	2
Adjustments to maintain reserves	2	–	3	(1)	8	23	23	2

Net equity transactions	(16,911)	291,192	978	(324,713)	219,055	(355,581)	813	(184)

Net change in contract owners’ equity	87,058	322,765	984	(318,330)	298,668	(309,054)	1,016	–
Contract owners’ equity beginning of period	322,765	–	–	318,330	728,559	1,037,613	–	–

Contract owners’ equity end of period	$409,823	322,765	984	–	1,027,227	728,559	1,016	–

CHANGES IN UNITS:
Beginning units	32,376	–	–	28,254	58,110	86,964	–	–

Units purchased	–	32,446	80	–	16,955	66,303	69	–
Units redeemed	(1,382)	(70)	–	(28,254)	(1,303)	(95,157)	(1)	–

Ending units	30,994	32,376	80	–	73,762	58,110	68	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModCon2		GVITJPBal		GVITMdCpGr		GVITMdCpIdx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$19	–	105,324	197,250	(1,066)	(2,342)	14,925	21,176
Realized gain (loss) on investments	25	–	734,473	51,560	72,340	(49,652)	170,656	183,089
Change in unrealized gain (loss) on investments	–	–	(465,221)	49,966	(25,635)	(12,354)	(91,790)	(190,063)
Reinvested capital gains	12	–	–	–	–	–	22,098	144,956

Net increase (decrease) in contract owners’ equity resulting from operations	56	–	374,576	298,776	45,639	(64,348)	115,889	159,158

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	6,116	17,106	41,960	5,022	8,323	9,032
Transfers between funds	931	–	(8,517,103)	3,708,504	35,972	(244,460)	(1,723,056)	(779,450)
Surrenders (note 6)	–	–	(86,918)	(1,170)	(233,354)	–	(11,771)	(2,248)
Death benefits (note 4)	–	–	–	–	–	–	(3,258)	(12,946)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5)	–	(115,807)	(124,374)	(11,869)	(29,802)	(15,139)	(20,414)
Adjustments to maintain reserves	17	–	15	1	9	(21)	(47)	39

Net equity transactions	943	–	(8,713,697)	3,600,067	(167,282)	(269,261)	(1,744,948)	(805,987)

Net change in contract owners’ equity	999	–	(8,339,121)	3,898,843	(121,643)	(333,609)	(1,629,059)	(646,829)
Contract owners’ equity beginning of period	–	–	11,961,179	8,062,336	535,759	869,368	2,582,687	3,229,516

Contract owners’ equity end of period	$999	–	3,622,058	11,961,179	414,116	535,759	953,628	2,582,687

CHANGES IN UNITS:
Beginning units	–	–	1,069,950	740,476	42,526	75,540	162,490	210,570

Units purchased	76	–	7,296	365,329	5,896	443	1,674	19,823
Units redeemed	–	–	(783,482)	(35,855)	(18,440)	(33,457)	(115,502)	(67,903)

Ending units	76	–	293,764	1,069,950	29,982	42,526	48,662	162,490

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITMyMkt5		GVITNWFund		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$26,414	78,166	2,947,752	1,622,780	4,238	12,896	(3,036)	(4,682)
Realized gain (loss) on investments	–	–	–	–	408,039	25,407	54,874	775,445
Change in unrealized gain (loss) on investments	–	–	–	–	(319,069)	93,564	(21,124)	(847,614)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,414	78,166	2,947,752	1,622,780	93,208	131,867	30,714	(76,851)

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(4)	3,114,183	3,370,488	72,496	17,056	16,930	21,924
Transfers between funds	(399,998)	(22,668,884)	(7,978,907)	21,901,726	55,429	(5,054)	(168,070)	(2,774,712)
Surrenders (note 6)	–	–	(3,757,090)	(526,210)	(1,549,261)	–	(32,429)	(7,156)
Death benefits (note 4)	–	–	(63,574)	–	–	–	(6,399)	–
Net policy repayments (loans) (note 5)	–	–	918,789	(20)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,395)	(65,108)	(1,422,435)	(1,294,778)	(7,535)	(69,496)	(24,100)	(41,816)
Adjustments to maintain reserves	(5)	(60)	(236)	364	(10)	19	29	(2)

Net equity transactions	(408,398)	(22,734,056)	(9,189,270)	23,451,570	(1,428,881)	(57,475)	(214,039)	(2,801,762)

Net change in contract owners’ equity	(381,984)	(22,655,890)	(6,241,518)	25,074,350	(1,335,673)	74,392	(183,325)	(2,878,613)
Contract owners’ equity beginning of period	1,002,472	23,658,362	71,327,792	46,253,442	1,936,782	1,862,390	1,320,465	4,199,078

Contract owners’ equity end of period	$620,488	1,002,472	65,086,274	71,327,792	601,109	1,936,782	1,137,140	1,320,465

CHANGES IN UNITS:
Beginning units	81,346	2,005,646	6,864,472	4,566,566	168,102	173,286	79,800	273,590

Units purchased	–	2	686,758	2,485,680	10,976	1,667	1,076	1,860
Units redeemed	(33,058)	(1,924,302)	(1,551,758)	(187,774)	(132,742)	(6,851)	(14,124)	(195,650)

Ending units	48,288	81,346	5,999,472	6,864,472	46,336	168,102	66,752	79,800

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$11,437	(11,716)	(10,926)	(23,108)	47	(34)	1,062	1,236
Realized gain (loss) on investments	28,674	184,208	25,951	882,214	(847)	20	4,646	4,867
Change in unrealized gain (loss) on investments	452,852	(591,359)	699,121	(869,951)	696	(1,050)	1,646	(3,927)
Reinvested capital gains	466,671	697,936	139,532	1,194,206	520	2,732	3,329	2,236

Net increase (decrease) in contract owners’ equity resulting from operations	959,634	279,069	853,678	1,183,361	416	1,668	10,683	4,412

Equity transactions:
Purchase payments received from contract owners (note 6)	17,578	95,020	126,626	217,786	–	–	149	4,296
Transfers between funds	(365,568)	(162,838)	(675,190)	613,344	27,487	9,414	(10,429)	8,460
Surrenders (note 6)	(203,878)	(9,596)	(3,072,940)	(126,122)	–	–	(11,395)	–
Death benefits (note 4)	(12,582)	(11,948)	(46,895)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,740)	(157,730)	(148,021)	(278,302)	(262)	(140)	(1,953)	(2,760)
Adjustments to maintain reserves	52	(13)	(22)	18	(5)	(13)	–	4

Net equity transactions	(707,138)	(247,105)	(3,816,442)	426,724	27,220	9,261	(23,628)	10,000

Net change in contract owners’ equity	252,496	31,964	(2,962,764)	1,610,085	27,636	10,929	(12,945)	14,412
Contract owners’ equity beginning of period	5,979,739	5,947,775	10,053,584	8,443,499	16,575	5,646	89,040	74,628

Contract owners’ equity end of period	$6,232,235	5,979,739	7,090,820	10,053,584	44,211	16,575	76,095	89,040

CHANGES IN UNITS:
Beginning units	281,280	287,648	524,046	495,696	1,062	404	7,630	6,650

Units purchased	8,931	96,830	6,314	160,352	1,803	669	13	1,228
Units redeemed	(39,659)	(103,198)	(217,978)	(132,002)	(17)	(11)	(2,003)	(248)

Ending units	250,552	281,280	312,382	524,046	2,848	1,062	5,640	7,630

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GSVMdCpV		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$89,892	91,304	2,200	2,016	24,989	10,974	7,773	6,228
Realized gain (loss) on investments	(9,870)	1,520	30,825	8,486	193,030	308,832	3,315	113,729
Change in unrealized gain (loss) on investments	12,695	(57,484)	51,931	42,904	(108,642)	(307,764)	33,292	(104,980)
Reinvested capital gains	5,068	13,296	–	–	360,585	302,186	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	97,785	48,636	84,956	53,406	469,962	314,228	44,380	14,977

Equity transactions:
Purchase payments received from contract owners (note 6)	–	1,830	5,263	7,716	3,614	(2)	110	22,486
Transfers between funds	274,784	173,016	2,622	226,144	389,522	(132,518)	61,665	(793,684)
Surrenders (note 6)	(330,050)	(28,588)	(43,597)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,450)	(50,216)	(9,890)	(7,206)	(29,645)	(31,388)	(4,379)	(9,572)
Adjustments to maintain reserves	(20)	(8)	(10)	(209)	29	5	8	–

Net equity transactions	(90,736)	96,034	(45,612)	226,445	363,520	(163,903)	57,404	(780,770)

Net change in contract owners’ equity	7,049	144,670	39,344	279,851	833,482	150,325	101,784	(765,793)
Contract owners’ equity beginning of period	2,452,579	2,307,909	376,349	96,498	2,786,657	2,636,332	380,458	1,146,251

Contract owners’ equity end of period	$2,459,628	2,452,579	415,693	376,349	3,620,139	2,786,657	482,242	380,458

CHANGES IN UNITS:
Beginning units	170,534	163,570	30,076	9,180	155,806	165,892	28,800	93,180

Units purchased	18,155	36,746	1,763	21,546	21,542	8,292	4,665	1,937
Units redeemed	(25,161)	(29,782)	(5,383)	(650)	(2,670)	(18,378)	(321)	(66,317)

Ending units	163,528	170,534	26,456	30,076	174,678	155,806	33,144	28,800

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTech		JanIntGroS		JPMMidCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(325)	(1,360)	(1,963)	(2,336)	27,090	8,480	(3,251)	(2,078)
Realized gain (loss) on investments	46,378	(6,260)	58,528	92,426	121,812	11,385	127,000	50,988
Change in unrealized gain (loss) on investments	(25,873)	11,497	(11,855)	8,096	464,101	264,038	(31,007)	35,998
Reinvested capital gains	–	–	–	–	–	–	39,386	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,180	3,877	44,710	98,186	613,003	283,903	132,128	84,908

Equity transactions:
Purchase payments received from contract owners (note 6)	28,900	11,724	89,239	23,918	101,547	72,360	–	–
Transfers between funds	(13,945)	169,898	(427,115)	105,208	399,396	226,370	30,704	262,956
Surrenders (note 6)	(187,228)	–	–	–	(145,933)	–	(17,202)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,771)	(20,022)	(18,200)	(22,300)	(24,158)	(21,228)	(13,866)	(8,842)
Adjustments to maintain reserves	10	(12)	13	(2)	1	23	(3)	(7)

Net equity transactions	(180,034)	161,588	(356,063)	106,824	330,853	277,525	(367)	254,107

Net change in contract owners’ equity	(159,854)	165,465	(311,353)	205,010	943,856	561,428	131,761	339,015
Contract owners’ equity beginning of period	436,975	271,510	906,903	701,893	1,209,585	648,157	1,113,589	774,574

Contract owners’ equity end of period	$277,121	436,975	595,550	906,903	2,153,441	1,209,585	1,245,350	1,113,589

CHANGES IN UNITS:
Beginning units	51,332	35,812	229,836	197,930	123,920	87,392	69,100	53,262

Units purchased	5,857	19,072	23,788	38,891	42,597	39,273	9,267	16,429
Units redeemed	(27,265)	(3,552)	(113,302)	(6,985)	(15,679)	(2,745)	(8,819)	(591)

Ending units	29,924	51,332	140,322	229,836	150,838	123,920	69,548	69,100

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMMidCapV		NBAMTFasc		NBAMTGro		NBAMTGuard
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$18	–	(12)	(8)	–	(776)	11,190	(16)
Realized gain (loss) on investments	(178)	–	382	23	–	97,313	223,148	25,691
Change in unrealized gain (loss) on investments	–	–	(251)	75	–	(50,931)	52,179	177,451
Reinvested capital gains	250	–	122	18	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	90	–	241	108	–	45,606	286,517	203,126

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	12,920	9,040	62
Transfers between funds	(86)	–	571	1,618	–	(314,148)	(814,003)	569,914
Surrenders (note 6)	–	–	–	–	–	(103,362)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4)	–	(51)	(38)	–	(9,894)	(40,087)	(36,078)
Adjustments to maintain reserves	–	–	43	(44)	–	(10)	21	27

Net equity transactions	(90)	–	563	1,536	–	(414,494)	(845,029)	533,925

Net change in contract owners’ equity	–	–	804	1,644	–	(368,888)	(558,512)	737,051
Contract owners’ equity beginning of period	–	–	4,026	2,382	–	368,888	3,050,228	2,313,177

Contract owners’ equity end of period	$–	–	4,830	4,026	–	–	2,491,716	3,050,228

CHANGES IN UNITS:
Beginning units	–	–	280	170	–	46,276	240,748	194,318

Units purchased	–	–	43	123	–	1,499	664	49,403
Units redeemed	–	–	(3)	(13)	–	(47,775)	(71,964)	(2,973)

Ending units	–	–	320	280	–	–	169,448	240,748

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGr		NBAMTPart		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	(2,787)	(3,222)	8,462	9,168	19,065	25,060
Realized gain (loss) on investments	–	(9)	87,801	136,914	114,564	157,845	1,130	(30,989)
Change in unrealized gain (loss) on investments	–	–	54,667	(33,426)	(142,239)	50,918	34,355	(37,683)
Reinvested capital gains	–	–	–	–	194,290	294	47,454	57,222

Net increase (decrease) in contract owners’ equity resulting from operations	–	(9)	139,681	100,266	175,077	218,225	102,004	13,610

Equity transactions:
Purchase payments received from contract owners (note 6)	–	11,142	4,505	37,530	35,593	43,718	–	39,278
Transfers between funds	–	(11,134)	19,431	(284,948)	105,069	(33,454)	67,802	125,180
Surrenders (note 6)	–	–	(26,843)	–	(18,897)	(362,402)	(120,059)	(327,914)
Death benefits (note 4)	–	–	–	–	(6,016)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(18,581)	(22,946)	(24,681)	(27,214)	(27,490)	(35,904)
Adjustments to maintain reserves	–	1	28	(9)	8	(22)	11	–

Net equity transactions	–	9	(21,460)	(270,373)	91,076	(379,374)	(79,736)	(199,360)

Net change in contract owners’ equity	–	–	118,221	(170,107)	266,153	(161,149)	22,268	(185,750)
Contract owners’ equity beginning of period	–	–	1,126,765	1,296,872	1,482,667	1,643,816	983,039	1,168,789

Contract owners’ equity end of period	$–	–	1,244,986	1,126,765	1,748,820	1,482,667	1,005,307	983,039

CHANGES IN UNITS:
Beginning units	–	–	78,930	103,072	106,762	139,378	75,488	93,010

Units purchased	–	953	295	3,023	9,167	3,982	5,142	10,699
Units redeemed	–	(953)	(2,997)	(27,165)	(3,457)	(36,598)	(11,000)	(28,221)

Ending units	–	–	76,228	78,930	112,472	106,762	69,630	75,488

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppBdFd		OppGlSec		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$16,291	91,448	58,724	79,486	17,389	4,010	1,260	1,902
Realized gain (loss) on investments	395,750	232,637	(8,912)	(8,650)	118,044	39,850	7,960	11,584
Change in unrealized gain (loss) on investments	293,801	167,575	6,654	(39,841)	105,647	106,759	11,720	(3,551)
Reinvested capital gains	–	–	–	–	119,633	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	705,842	491,660	56,466	30,995	360,713	150,619	20,940	9,935

Equity transactions:
Purchase payments received from contract owners (note 6)	603,847	69,236	–	83,204	(1)	16,964	–	506
Transfers between funds	(823,724)	(2,125,364)	91,090	159,362	164,978	1,111,022	(19,612)	(121,058)
Surrenders (note 6)	(249,281)	(70,490)	(315,759)	(416,580)	(15,464)	–	(20,875)	–
Death benefits (note 4)	–	–	–	–	–	(16,350)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,145)	(164,320)	(33,146)	(48,612)	(20,439)	(11,014)	(2,788)	(4,730)
Adjustments to maintain reserves	49	7	30	1	9	1	(8)	4

Net equity transactions	(621,254)	(2,290,931)	(257,785)	(222,625)	129,083	1,100,623	(43,283)	(125,278)

Net change in contract owners’ equity	84,588	(1,799,271)	(201,319)	(191,630)	489,796	1,251,242	(22,343)	(115,343)
Contract owners’ equity beginning of period	9,322,672	11,121,943	1,307,705	1,499,335	1,989,035	737,793	177,173	292,516

Contract owners’ equity end of period	$9,407,260	9,322,672	1,106,386	1,307,705	2,478,831	1,989,035	154,830	177,173

CHANGES IN UNITS:
Beginning units	698,816	952,868	98,238	115,260	157,524	66,624	16,924	29,538

Units purchased	42,159	48,734	6,862	18,100	12,350	94,791	–	53
Units redeemed	(84,993)	(302,786)	(25,956)	(35,122)	(2,654)	(3,891)	(4,034)	(12,667)

Ending units	655,982	698,816	79,144	98,238	167,220	157,524	12,890	16,924

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMidCap		PVITAllAst		PVITLowDur		PVITRealRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,334)	(12,786)	97,617	1,168	194,838	143,488	151,183	57,918
Realized gain (loss) on investments	301,259	2,451	3,387	(18)	(151,769)	(2,372)	(37,127)	(22,480)
Change in unrealized gain (loss) on investments	(70,471)	789,659	64,475	(861)	127,664	(125,493)	(215,686)	(65,372)
Reinvested capital gains	–	–	7,412	192	–	19,234	127,594	28,740

Net increase (decrease) in contract owners’ equity resulting from operations	218,454	779,324	172,891	481	170,733	34,857	25,964	(1,194)

Equity transactions:
Purchase payments received from contract owners (note 6)	193,563	141,024	28,767	–	7,398	15,110	183,876	862
Transfers between funds	(714,878)	(1,788,708)	2,718,679	64,664	(4,691,752)	3,228,568	1,504,924	1,909,490
Surrenders (note 6)	(333,730)	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,182)	(117,436)	(31,943)	(174)	(104,163)	(101,810)	(43,480)	(28,964)
Adjustments to maintain reserves	38	42	(13)	21	749	(955)	1,406	(679)

Net equity transactions	(962,189)	(1,765,078)	2,715,490	64,511	(4,787,768)	3,140,913	1,646,726	1,880,709

Net change in contract owners’ equity	(743,735)	(985,754)	2,888,381	64,992	(4,617,035)	3,175,770	1,672,690	1,879,515
Contract owners’ equity beginning of period	7,465,532	8,451,286	64,992	–	7,188,671	4,012,901	3,145,157	1,265,642

Contract owners’ equity end of period	$6,721,797	7,465,532	2,953,373	64,992	2,571,636	7,188,671	4,817,847	3,145,157

CHANGES IN UNITS:
Beginning units	593,346	748,036	5,472	–	675,330	379,822	252,714	103,544

Units purchased	15,152	18,055	235,320	5,486	901	317,696	135,989	151,514
Units redeemed	(90,332)	(172,745)	(2,608)	(14)	(443,267)	(22,188)	(3,479)	(2,344)

Ending units	518,166	593,346	238,184	5,472	232,964	675,330	385,224	252,714

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITTotRet		PioHiYield		RCFMicroCap		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$577,429	418,246	8,586	3,198	(2,383)	13,088	62,569	75,178
Realized gain (loss) on investments	(292,993)	65,411	(382)	(615)	287,739	165,722	282,016	385,333
Change in unrealized gain (loss) on investments	222,097	(423,522)	1,715	(4,285)	393,887	210,832	538,836	(449,046)
Reinvested capital gains	73,171	223,718	2,435	2,916	303,792	69,916	163,168	306,796

Net increase (decrease) in contract owners’ equity resulting from operations	579,704	283,853	12,354	1,214	983,035	459,558	1,046,589	318,261

Equity transactions:
Purchase payments received from contract owners (note 6)	32,168	16,684	1	–	662	152,246	237,744	57,142
Transfers between funds	864,590	(3,545,742)	163,821	(178,376)	140,552	(247,652)	(1,945,991)	2,249,346
Surrenders (note 6)	(1,075,781)	–	–	–	(22,229)	(73,472)	(1,368)	(13,950)
Death benefits (note 4)	(13,750)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,053)	(113,446)	(1,181)	(742)	(69,603)	(61,710)	(58,862)	(65,422)
Adjustments to maintain reserves	265	(2,174)	94	(27)	70	234	73	(1)

Net equity transactions	(344,561)	(3,644,678)	162,735	(179,145)	49,452	(230,354)	(1,768,404)	2,227,115

Net change in contract owners’ equity	235,143	(3,360,825)	175,089	(177,931)	1,032,487	229,204	(721,815)	2,545,376
Contract owners’ equity beginning of period	13,332,306	16,693,131	6,469	184,400	4,644,140	4,414,936	6,832,851	4,287,475

Contract owners’ equity end of period	$13,567,449	13,332,306	181,558	6,469	5,676,627	4,644,140	6,111,036	6,832,851

CHANGES IN UNITS:
Beginning units	1,151,040	1,472,630	430	12,464	244,076	258,352	456,876	296,614

Units purchased	232,627	149,638	10,796	–	39,965	28,468	29,796	165,949
Units redeemed	(252,899)	(471,228)	(76)	(12,034)	(36,989)	(42,744)	(141,296)	(5,687)

Ending units	1,130,768	1,151,040	11,150	430	247,052	244,076	345,376	456,876

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowMidCap2		TRowNewAmG		VEWrldBd		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(8,034)	(11,848)	(698)	(298)	–	–	5,307	(164)
Realized gain (loss) on investments	333,995	1,524,299	1,049	137	–	22	163,087	49,885
Change in unrealized gain (loss) on investments	(449,639)	(1,150,580)	25,193	13,855	–	–	228,271	244,337
Reinvested capital gains	353,767	228,406	5,483	–	–	–	149,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	230,089	590,277	31,027	13,694	–	22	546,578	294,058

Equity transactions:
Purchase payments received from contract owners (note 6)	8,233	23,980	–	–	–	6,714	13,742	48,178
Transfers between funds	(1,396,773)	(2,377,266)	111,983	280,332	–	(6,736)	209,036	740,620
Surrenders (note 6)	(22,314)	(298,408)	–	–	–	–	(117,730)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,410)	(70,544)	(7,578)	(2,406)	–	–	(34,425)	(21,838)
Adjustments to maintain reserves	(16)	26	14	6	–	–	(11)	(218)

Net equity transactions	(1,476,280)	(2,722,212)	104,419	277,932	–	(22)	70,612	766,742

Net change in contract owners’ equity	(1,246,191)	(2,131,935)	135,446	291,626	–	–	617,190	1,060,800
Contract owners’ equity beginning of period	4,133,293	6,265,228	291,626	–	–	–	1,337,252	276,452

Contract owners’ equity end of period	$2,887,102	4,133,293	427,072	291,626	–	–	1,954,442	1,337,252

CHANGES IN UNITS:
Beginning units	217,810	376,608	25,898	–	–	–	75,592	20,576

Units purchased	5,425	83,948	10,190	26,120	–	475	11,603	56,479
Units redeemed	(79,865)	(242,746)	(664)	(222)	–	(475)	(7,795)	(1,463)

Ending units	143,370	217,810	35,424	25,898	–	–	79,400	75,592

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKEmMkt		VKMidCapG		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,810)	(3,806)	9,653	11,282	(803)	(944)	28,732	27,806
Realized gain (loss) on investments	(324,262)	745,478	3,063	(765)	2,608	107,343	577,406	538,746
Change in unrealized gain (loss) on investments	(340,970)	45,146	(2,641)	3,781	5,941	(89,322)	308,320	(236,216)
Reinvested capital gains	30,034	–	2,162	2,474	19,993	–	226,699	78,770

Net increase (decrease) in contract owners’ equity resulting from operations	(639,008)	786,818	12,237	16,772	27,739	17,077	1,141,157	409,106

Equity transactions:
Purchase payments received from contract owners (note 6)	7,427	25,918	521	35,340	–	–	45,205	218,462
Transfers between funds	7,378,684	(335,620)	53	(18,838)	(8,763)	(859,382)	60,737	(212,250)
Surrenders (note 6)	–	–	(46,288)	–	–	–	(331,140)	(9,688)
Death benefits (note 4)	–	–	–	–	–	–	(15,487)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,810)	(52,648)	(3,440)	(4,286)	(8,332)	(11,300)	(87,373)	(86,664)
Adjustments to maintain reserves	(2)	(107)	7	(4)	7	(1)	160	(45)

Net equity transactions	7,356,299	(362,457)	(49,147)	12,212	(17,088)	(870,683)	(327,898)	(90,185)

Net change in contract owners’ equity	6,717,291	424,361	(36,910)	28,984	10,651	(853,606)	813,259	318,921
Contract owners’ equity beginning of period	502,140	77,779	158,488	129,504	319,425	1,173,031	3,399,975	3,081,054

Contract owners’ equity end of period	$7,219,431	502,140	121,578	158,488	330,076	319,425	4,213,234	3,399,975

CHANGES IN UNITS:
Beginning units	23,316	5,464	8,700	7,960	37,806	162,820	138,000	146,032

Units purchased	247,844	20,677	28	2,120	–	–	2,633	10,593
Units redeemed	(1,216)	(2,825)	(2,690)	(1,380)	(1,966)	(125,014)	(16,427)	(18,625)

Ending units	269,944	23,316	6,038	8,700	35,840	37,806	124,206	138,000

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFAVTDisc		WFAVTOpp
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(68)	(388)	(4,227)	(11,090)
Realized gain (loss) on investments	1,130	23,116	332,855	809,745
Change in unrealized gain (loss) on investments	2,554	(24,761)	(328,650)	(326,490)
Reinvested capital gains	–	16,638	200,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,616	14,605	200,042	472,165

Equity transactions:
Purchase payments received from contract owners (note 6)	–	19,782	205,511	63,532
Transfers between funds	(437)	(133,282)	(675,088)	(3,120,792)
Surrenders (note 6)	(3,190)	(51,450)	(1,482,590)	–
Death benefits (note 4)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(181,304)	(6)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(753)	(4,888)	(30,503)	(106,270)
Adjustments to maintain reserves	15	12	(15)	12

Net equity transactions	(4,365)	(169,826)	(2,163,989)	(3,163,524)

Net change in contract owners’ equity	(749)	(155,221)	(1,963,947)	(2,691,359)
Contract owners’ equity beginning of period	27,434	182,655	3,161,528	5,852,887

Contract owners’ equity end of period	$26,685	27,434	1,197,581	3,161,528

CHANGES IN UNITS:
Beginning units	1,646	11,836	263,446	524,484

Units purchased	–	1,203	16,944	7,381
Units redeemed	(246)	(11,393)	(191,172)	(268,419)

Ending units	1,400	1,646	89,218	263,446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)*

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A         (AlVPGrIncA)

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A         (AlVPIntlValA)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)*

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)*

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

    BlackRock International Index Portfolio – Class II (BRIntIndex)*

        (formerly FAM Variable Series Funds Inc. – Mercury International Index Portfolio – Class II)

    BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

        (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)

Portfolio of the Calvert Variable Series Inc.;

    Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap)

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal)

Portfolio of the DWS Variable Series II;

    DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

        (formerly Scudder Variable Series II – Dreman High Return Equity Portfolio – Class B)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)*

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)*

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)*

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)*

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class         (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class         (FidVIPGrOp)*

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class         (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class         (FidVIPVaIS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –         Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –         Class 2 (FrVIPForSec2)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)*

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

Goldman Sachs Mid Cap Value Fund – Class A (GSMidCpV)*

Portfolio of the Goldman Sachs Variable Insurance Trust (VIT);

    Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)*

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)*

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I         (NBAMTLMat)*

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares         (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI)*

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds –

        Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp)             (formerly Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Initial Class)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds –

        Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares         (PVITAllAst)

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares         (PVITLowDur)

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares         (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares         (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)

Royce Capital Fund – Micro Cap (RCFMicroCap)

T. Rowe Price Equity Income Fund (TRowEqInc)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Fund Inc. (TRowMidCap)*

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)*

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio – Class I         (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I         (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I         (VKUSRealEst)

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)*

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)*

Portfolio of the Wells Fargo Advantage FundsSM;

    Wells Fargo Advantage FundsSM – Opportunity Fund – Investor Class (WFAFOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

At December 31, 2006, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $498,954 and $534,608, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $12,806 and $340, respectively, and total transfers from the Account to the fixed account were $567 and $380,752, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.10%)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.10%	400,054	$13.528072	$5,411,959	1.75%	16.97%
2005	0.10%	405,768	11.565387	4,692,864	1.95%	4.53%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2003	0.10%	416,830	9.802103	4,085,811	1.33%	29.22%
2002	0.10%	423,478	7.585400	3,212,250	0.92%	-19.45%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2003	0.10%	99,202	9.303615	922,937	0.75%	24.39%
2002	0.10%	100,938	7.479659	754,982	0.85%	-20.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2003	0.10%	659,883	9.037627	5,963,776	1.53%	28.23%
2002	0.10%	658,445	7.047709	4,640,529	1.31%	-22.44%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2003	0.10%	19,757	11.496883	227,144	1.24%	30.09%
2002	0.10%	20,224	8.837687	178,733	1.64%	-17.08%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2003	0.10%	1,019,800	8.477377	8,645,229	0.20%	32.65%
2002	0.10%	1,034,993	6.390869	6,614,505	0.13%	-30.27%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2003	0.10%	216,645	13.460973	2,916,252	2.97%	1.90%
2002	0.10%	219,638	13.210181	2,901,458	4.39%	10.87%

Gartmore GVIT – Money Market Fund – Class I
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2003	0.10%	1,177,112	11.541477	13,585,611	0.62%	0.52%
2002	0.10%	1,201,994	11.481201	13,800,335	1.67%	1.11%

Gartmore GVIT – Money Market Fund – Class V
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2003	0.10%	199,733	10.081195	2,013,547	0.71%	0.61%
2002	0.10%	204,291	10.020530	2,047,104	0.29%	0.21%	10/21/02

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2003	0.10%	6,204	13.400762	83,138	5.42%	12.00%
2002	0.10%	6,306	11.964522	75,448	5.16%	7.10%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2002	0.10%	19,156	$4.689573	$89,833	0.65%	-25.83%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2003	0.10%	86,143	10.538218	907,794	0.83%	31.63%
2002	0.10%	87,360	8.005967	699,401	0.68%	-26.52%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.10%	260,376	13.316078	3,467,187	0.37%	7.84%
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2003	0.10%	272,222	11.008811	2,996,841	0.40%	30.81%
2002	0.10%	276,368	8.415727	2,325,838	0.60%	-26.93%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2003	0.10%	294,600	9.150815	2,695,830	0.00%	25.46%
2002	0.10%	299,938	7.293537	2,187,609	0.63%	-27.86%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%

American Century Variable Portfolios, Inc. – International Fund – Class I
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2003	0.20%	485,834	9.243500	4,490,807	1.53%	28.11%
2002	0.20%	495,647	7.215457	3,576,320	1.31%	-22.52%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2005	0.20%	50,238	$12.515914	$628,774	3.64%	3.06%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2005	0.20%	767,630	11.245204	8,632,156	2.11%	2.34%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%

Gartmore GVIT – Money Market Fund – Class I
2003	0.20%	1,237,228	10.399136	12,866,102	0.62%	0.42%

Gartmore GVIT – Nationwide® Fund – Class I
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%

Gartmore GVIT – Small Company Fund – Class I
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%

Royce Capital Fund – Micro Cap
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%

T. Rowe Price Equity Income Portfolio – II
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%

T. Rowe Price Mid Cap Growth Fund – II
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund SM
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2003	0.25%	237	13.121262	3,110	0.07%	33.29%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2003	0.25%	268,363	13.238290	3,552,667	0.00%	32.17%
2002	0.25%	189	10.015954	1,893	0.00%	0.16%	09/03/02

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23%	05/01/06

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2005	0.25%	5,834	$12.055445	$70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
2003	0.25%	33,960	10.517618	357,178	2.44%	19.16%
2002	0.25%	19,978	8.826373	176,333	4.06%	-9.78%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%
2003	0.25%	48,415	10.916046	528,500	0.00%	20.17%
2002	0.25%	25,544	9.083587	232,031	0.00%	-21.40%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2003	0.25%	441,398	10.856971	4,792,245	1.33%	29.03%
2002	0.25%	164,402	8.414316	1,383,330	0.92%	-19.57%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2005	0.25%	251,530	11.981952	3,013,820	1.15%	12.97%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2003	0.25%	287,903	9.251932	2,663,659	0.75%	24.20%
2002	0.25%	448,747	7.449257	3,342,832	0.85%	-20.57%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2003	0.25%	921	9.998079	9,208	0.00%	24.59%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2003	0.25%	326,659	13.800619	4,508,096	1.15%	28.64%
2002	0.25%	543,488	10.728386	5,830,749	0.89%	-12.84%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
2003	0.25%	5,295	12.578424	66,603	0.00%	29.69%

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
2005	0.25%	288	13.973029	4,024	0.06%	4.28%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
2003	0.25%	36,710	8.240624	302,513	0.00%	47.29%
2002	0.25%	28,304	5.594896	158,358	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
2003	0.25%	10,498	8.284148	86,967	0.26%	32.76%
2002	0.25%	6,627	6.240010	41,353	0.00%	-20.10%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
2003	0.25%	14,955	11.049535	165,246	0.68%	24.85%
2002	0.25%	20,320	8.850153	179,835	1.58%	-23.29%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.25%	53,708	$9.908462	$532,164	0.00%	4.51%
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
2003	0.25%	194,729	8.831040	1,719,660	0.00%	48.18%
2002	0.25%	60,738	5.959804	361,987	0.00%	-33.86%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.25%	56	17.511529	981	0.34%	7.48%
2005	0.25%	52	16.292721	847	0.03%	8.90%
2003	0.25%	34,437	13.102225	451,201	2.38%	31.39%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
2003	0.25%	38,530	8.838565	340,550	0.11%	25.69%
2002	0.25%	31,863	7.032114	224,064	0.20%	-29.12%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2003	0.25%	2,068,013	10.441111	21,592,353	1.53%	28.04%
2002	0.25%	1,232,421	8.154376	10,049,624	1.31%	-22.56%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2005	0.25%	80,674	12.050745	972,182	0.02%	4.12%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2003	0.25%	224,737	11.045756	2,482,390	0.76%	20.87%
2002	0.25%	439,969	9.138785	4,020,782	0.68%	-16.92%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
2003	0.25%	80,448	9.020649	725,693	0.90%	26.25%
2002	0.25%	33,735	7.144829	241,031	0.79%	-25.51%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
2003	0.25%	20,411	12.829044	261,854	1.91%	36.02%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2003	0.25%	219,801	13.311504	2,925,882	3.73%	4.38%
2002	0.25%	80,161	12.752372	1,022,243	3.08%	9.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2003	0.25%	24,845	10.332655	256,715	1.09%	30.00%
2002	0.25%	12,039	7.947917	95,685	1.59%	-17.15%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2003	0.25%	225,660	11.561882	2,609,054	1.24%	29.89%
2002	0.25%	128,998	8.900967	1,148,207	1.64%	-17.20%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.25%	6,314	$9.182046	$57,975	0.55%	6.58%
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
2003	0.25%	583,926	7.916010	4,622,364	0.27%	32.52%
2002	0.25%	657,216	5.973595	3,925,942	0.27%	-30.28%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2003	0.25%	744,778	11.089106	8,258,922	0.20%	32.45%
2002	0.25%	105,881	8.372313	886,469	0.13%	-30.37%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
2003	0.25%	218,094	11.547696	2,518,483	5.94%	26.95%
2002	0.25%	157,634	9.096470	1,433,913	11.84%	3.19%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2003	0.25%	225,045	8.628552	1,941,812	8.69%	26.65%
2002	0.25%	202,059	6.812756	1,376,579	8.16%	3.36%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%
2003	0.25%	180,429	8.983417	1,620,869	0.53%	43.01%
2002	0.25%	61,653	6.281639	387,282	1.22%	-20.48%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2003	0.25%	231,142	9.722686	2,247,321	0.85%	42.85%
2002	0.25%	180,948	6.806371	1,231,599	0.80%	-20.54%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
2003	0.25%	331,284	10.426372	3,454,090	3.44%	17.68%
2002	0.25%	264,838	8.859897	2,346,437	6.02%	-8.96%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2005	0.25%	28,138	14.079448	396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
2003	0.25%	51,152	10.478748	536,009	0.34%	28.14%
2002	0.25%	29,791	8.177385	243,612	1.05%	-9.58%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2003	0.25%	549,404	13.225654	7,266,227	0.35%	28.03%
2002	0.25%	197,400	10.329955	2,039,133	0.78%	-9.65%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2003	0.25%	94,088	8.944397	841,560	0.88%	29.55%
2002	0.25%	123,821	6.904305	854,898	1.09%	-22.04%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2003	0.25%	109,290	8.311178	908,329	0.68%	29.34%
2002	0.25%	47,312	6.425970	304,025	0.59%	-22.11%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.25%	90,122	$13.602006	$1,225,840	0.00%	12.31%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2003	0.25%	42,677	12.500683	533,492	1.42%	31.88%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
2003	0.25%	187	11.479519	2,147	0.00%	64.85%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2003	0.25%	118,799	12.368539	1,469,370	7.88%	21.97%
2002	0.25%	32,758	10.140967	332,198	6.71%	2.97%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
2003	0.25%	44	12.204124	537	5.11%	41.10%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
2003	0.25%	5,272	3.036698	16,009	0.00%	54.84%
2002	0.25%	75,752	1.961141	148,560	0.00%	-42.92%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
2005	0.25%	270	14.758947	3,985	0.47%	6.12%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2003	0.25%	1,071,165	14.066694	15,067,750	2.97%	1.75%
2002	0.25%	2,395,247	13.825336	33,115,095	4.39%	10.71%

Gartmore GVIT – Growth Fund: Class I
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
2005	0.25%	41,652	6.605102	275,116	0.08%	6.24%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2003	0.25%	140,404	5.762938	809,140	0.02%	32.41%
2002	0.25%	118,799	4.352418	517,063	0.00%	-28.90%

Gartmore GVIT – International Growth Fund – Class I
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2003	0.25%	158	10.933839	1,728	1.49%	31.54%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.25%	80	$12.295233	$984	0.89%	5.90%
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
2003	0.25%	28,851	10.792806	311,383	3.07%	7.64%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
2003	0.25%	157	10.920096	1,714	2.03%	19.75%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
2003	0.25%	157	10.949354	1,719	1.63%	26.33%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.25%	76	13.146115	999	2.21%	8.15%
2003	0.25%	156	10.910488	1,702	2.43%	13.41%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2003	0.25%	302,735	9.947843	3,011,560	2.19%	18.12%
2002	0.25%	86,784	8.421910	730,887	1.80%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
2003	0.25%	71,540	10.003212	715,630	0.00%	39.79%
2002	0.25%	46,799	7.156130	334,900	0.00%	-37.17%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2003	0.25%	40,399	15.224120	615,039	0.48%	34.31%
2002	0.25%	28,162	11.334653	319,206	0.40%	-15.51%

Gartmore GVIT – Money Market Fund – Class I
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
2003	0.25%	694,925	11.966375	8,315,733	0.62%	0.37%
2002	0.25%	194,096	11.921779	2,313,970	1.67%	0.96%

Gartmore GVIT – Money Market Fund – Class V
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2003	0.25%	5,055,493	10.063117	50,874,018	0.71%	0.45%
2002	0.25%	3,005,382	10.017601	30,106,718	0.29%	0.18%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
2003	0.25%	99,546	9.754873	971,059	0.58%	27.19%
2002	0.25%	89,572	7.669285	686,953	0.75%	-17.56%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.25%	66,228	17.036832	1,128,315	0.00%	2.95%
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2003	0.25%	235,314	13.566592	3,192,409	0.00%	33.93%
2002	0.25%	198,097	10.129586	2,006,641	0.00%	-33.45%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.25%	250,234	$24.874426	$6,224,427	0.44%	17.00%
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2003	0.25%	206,506	17.672379	3,649,452	0.00%	56.46%
2002	0.25%	300,189	11.294975	3,390,627	0.01%	-27.34%

Gartmore GVIT – Small Company Fund – Class I
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2003	0.25%	323,465	15.272205	4,940,024	0.00%	40.66%
2002	0.25%	357,379	10.857469	3,880,231	0.00%	-17.54%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.25%	161	3.309832	533	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
2003	0.25%	85	12.463103	1,059	0.00%	51.76%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
2005	0.25%	7,630	11.669684	89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
2003	0.25%	5,386	9.574848	51,570	1.37%	31.11%
2002	0.25%	795	7.303175	5,806	1.49%	-25.33%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
2003	0.25%	163,122	13.271836	2,164,928	5.42%	11.84%
2002	0.25%	30,699	11.867197	364,311	5.16%	6.94%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
2003	0.25%	4,702	9.110845	42,839	0.00%	35.72%
2002	0.25%	3,114	6.713015	20,904	1.98%	-25.58%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
2003	0.25%	16,236	12.655709	205,478	1.17%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2003	0.25%	94,676	11.387925	1,078,163	2.00%	13.44%
2002	0.25%	40,005	10.038914	401,607	2.14%	0.39%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2003	0.25%	193,417	6.444456	1,246,467	0.21%	19.93%
2002	0.25%	240,176	5.373376	1,290,556	0.32%	-16.14%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
2003	0.25%	236,572	3.535026	836,288	0.00%	46.11%
2002	0.25%	197,466	2.419456	477,760	0.00%	-41.08%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.25%	147,862	$14.279422	$2,111,384	1.91%	46.26%
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2003	0.25%	56,008	6.265664	350,927	1.04%	34.20%
2002	0.25%	42,104	4.668998	196,583	0.65%	-25.94%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.25%	60,484	9.391261	568,021	0.04%	38.46%
2002	0.25%	44,591	6.782590	302,442	0.03%	-25.55%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2003	0.25%	14,408	12.553503	180,871	0.00%	24.75%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%
2003	0.25%	96,290	6.853558	659,929	0.00%	31.07%
2002	0.25%	40,557	5.228846	212,066	0.00%	-31.34%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
2005	0.25%	90,620	12.794029	1,159,395	0.18%	8.12%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
2003	0.25%	97,420	10.242831	997,857	0.83%	31.43%
2002	0.25%	18,457	7.793221	143,839	0.68%	-26.63%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2003	0.25%	706	11.596366	8,187	3.97%	2.17%
2002	0.25%	21,357	11.350244	242,407	9.00%	5.08%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
2003	0.25%	109,829	10.845085	1,191,105	0.00%	27.75%
2002	0.25%	65,076	8.489245	552,446	0.00%	-29.52%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2003	0.25%	548,969	9.937929	5,455,615	0.00%	34.75%
2002	0.25%	316,104	7.375034	2,331,278	0.67%	-24.33%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
2003	0.25%	62,221	11.441957	711,930	2.69%	24.65%
2002	0.25%	29,567	9.179615	271,414	3.42%	-10.63%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%
2003	0.25%	330,090	12.469347	4,116,007	0.40%	30.62%
2002	0.25%	310,569	9.546535	2,964,858	0.60%	-27.04%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
2003	0.25%	76,473	12.361877	945,350	5.96%	6.51%
2002	0.25%	70,841	11.605998	822,181	6.25%	8.81%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.25%	167,220	$14.823774	$2,478,831	1.03%	17.40%
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
2003	0.25%	4,381	9.316393	40,815	0.99%	42.66%
2002	0.25%	26,889	6.530337	175,594	0.59%	-22.33%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ®/VA – Non-Service Shares
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
2003	0.25%	33,073	9.069907	299,969	0.75%	26.40%
2002	0.25%	17,824	7.175431	127,895	0.69%	-19.00%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2003	0.25%	320,894	9.726809	3,121,275	0.00%	25.28%
2002	0.25%	149,104	7.764240	1,157,679	0.63%	-27.97%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%

TPIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2003	0.25%	2,471,858	10.400435	25,708,398	1.31%	2.09%
2002	0.25%	241,735	10.187617	2,462,704	0.17%	1.88%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
2005	0.25%	252,714	12.445521	3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%
2003	0.25%	34,984	11.253423	393,690	2.65%	8.58%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2003	0.25%	50,980	10.825824	551,901	2.81%	4.78%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
2003	0.25%	38,913	13.725038	534,082	7.87%	32.45%

Royce Capital Fund – Micro Cap
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2003	0.25%	174,290	15.042113	2,621,690	0.00%	48.79%
2002	0.25%	31,864	10.109520	322,130	0.00%	1.10%	09/03/02

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.25%	779	5.427838	4,228	3.98%	-26.73%

T. Rowe Price Equity Income Portfolio – II
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2003	0.25%	60,983	12.637920	770,698	1.61%	24.86%
2002	0.25%	15,768	10.121829	159,601	0.00%	1.22%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2003	0.25%	163,581	14.117448	2,309,346	0.00%	37.75%
2002	0.25%	146,130	10.248778	1,497,654	0.00%	2.49%	09/03/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price New America Growth Portfolio
2006	0.25%	35,424	$12.056017	$427,072	0.05%	7.06%
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2003	0.25%	1,328	13.398966	17,794	1.41%	17.87%
2002	0.25%	1,525	11.367774	17,336	0.00%	21.35%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
2003	0.25%	23,844	10.699174	255,111	0.11%	53.80%
2002	0.25%	18,192	6.956422	126,551	0.21%	-3.14%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
2003	0.25%	30,097	11.510500	346,432	0.45%	44.72%
2002	0.25%	21,336	7.953846	169,703	0.71%	-3.08%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
2003	0.25%	25,519	14.819043	378,167	0.00%	27.55%
2002	0.25%	7,970	11.618658	92,601	11.04%	8.95%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
2003	0.25%	18,020	5.939719	107,034	0.00%	41.41%
2002	0.25%	6,784	4.200344	28,495	0.00%	-31.33%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2003	0.25%	165,337	15.503467	2,563,297	0.00%	37.17%
2002	0.25%	77,541	11.302528	876,409	3.37%	-1.03%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
2005	0.25%	1,646	16.667162	27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
2003	0.25%	16,721	13.369301	223,548	0.00%	39.08%
2002	0.25%	3,644	9.612684	35,029	0.00%	-12.24%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund SM
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%
2003	0.25%	200,633	9.449055	1,895,792	0.09%	36.66%
2002	0.25%	449,933	6.914071	3,110,869	0.33%	-27.00%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
2003	0.40%	74	13.095200	969	0.07%	33.09%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
2003	0.40%	12,315	13.212012	162,706	0.00%	31.97%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2002	0.40%	5,935	$8.799999	$52,228	4.06%	-9.92%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2002	0.40%	16,516	8.625662	142,461	0.00%	-21.52%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
2003	0.40%	8,878	10.765053	95,572	1.33%	28.84%
2002	0.40%	345,427	8.355578	2,886,242	0.92%	-19.69%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
2003	0.40%	353,253	9.173579	3,240,594	0.75%	24.01%
2002	0.40%	870,283	7.397247	6,437,698	0.85%	-20.69%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
2003	0.40%	221	9.973091	2,204	0.00%	24.40%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2003	0.40%	10,857	13.683795	148,565	1.15%	28.44%
2002	0.40%	244,223	10.653510	2,601,832	0.89%	-12.97%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.40%	1,596	18.608964	29,700	0.00%	15.06%
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%

Calvert Variable Series, Inc. – Social Equity Portfolio
2002	0.40%	292,051	10.280692	3,002,486	0.00%	2.81%	09/03/02

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	25,444	5.555805	141,362	0.00%	-34.42%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	6,909	6.196425	42,811	0.00%	-20.22%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	44	10.955988	482	0.68%	24.66%
2002	0.40%	5,870	8.788383	51,588	1.58%	-23.40%

Credit Suisse Trust – Small Cap Growth Portfolio
2002	0.40%	19,423	5.941951	115,411	0.00%	-33.96%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%
2003	0.40%	879	10.504526	9,233	0.04%	37.23%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2003	0.40%	184	8.763701	1,613	0.11%	25.50%
2002	0.40%	9,331	6.983004	65,158	0.20%	-29.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
2003	0.40%	999,962	10.352696	10,352,303	1.53%	27.85%
2002	0.40%	1,276,399	8.097446	10,335,572	1.31%	-22.67%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
2003	0.40%	19,784	10.952239	216,679	0.76%	20.69%
2002	0.40%	171,507	9.074997	1,556,426	0.68%	-17.05%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2002	0.40%	6,877	7.123450	48,988	0.79%	-25.63%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2003	0.40%	42	$12.803571	$538	1.91%	35.81%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.40%	194	11.246076	2,182	0.00%	12.46%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%
2003	0.40%	26,065	13.218733	344,546	3.73%	4.23%
2002	0.40%	67,406	12.682507	854,877	3.08%	8.87%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2002	0.40%	580	7.924138	4,596	1.59%	-17.28%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
2003	0.40%	314,880	11.463982	3,609,779	1.24%	29.70%
2002	0.40%	283,577	8.838834	2,506,490	1.64%	-17.33%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2002	0.40%	13,636	5.955709	81,212	0.27%	-30.38%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
2005	0.40%	5,290	11.902677	62,965	0.38%	5.25%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
2003	0.40%	73,719	10.995198	810,555	0.20%	32.25%
2002	0.40%	810,618	8.313850	6,739,356	0.13%	-30.48%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2002	0.40%	9,669	9.069304	87,691	11.84%	3.03%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
2003	0.40%	43,065	8.555502	368,443	8.69%	26.46%
2002	0.40%	199,930	6.765203	1,352,567	8.16%	3.20%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
2003	0.40%	49,020	9.640353	472,570	0.85%	42.63%
2002	0.40%	273,526	6.758846	1,848,720	0.80%	-20.66%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2002	0.40%	25,075	8.833425	221,498	6.02%	-9.09%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2002	0.40%	6,139	8.152920	50,051	1.05%	-9.71%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
2003	0.40%	26,935	13.113640	353,216	0.35%	27.84%
2002	0.40%	345,102	10.257824	3,539,996	0.78%	-9.79%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%
2003	0.40%	22,412	8.240791	184,693	0.68%	29.14%
2002	0.40%	128,782	6.381088	821,769	0.59%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.40%	6	13.568197	81	0.00%	12.14%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%
2002	0.40%	3,768	7.489405	28,220	0.00%	-25.11%	05/01/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.40%	1,080	$19.549201	$21,113	1.06%	20.96%
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
2003	0.40%	47,616	12.475864	594,051	1.42%	31.68%

Gartmore GVIT – Emerging Markets Fund – Class I
2003	0.40%	23	11.423706	263	0.00%	64.60%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
2003	0.40%	20,240	12.263819	248,220	7.88%	21.78%
2002	0.40%	61,831	10.070195	622,650	6.71%	2.81%

Gartmore GVIT – Global Financial Services Fund – Class I
2003	0.40%	5	12.173639	61	5.11%	40.89%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2003	0.40%	45	3.021924	136	0.00%	54.61%
2002	0.40%	30,525	1.954523	59,662	0.00%	-43.01%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%
2003	0.40%	276,537	13.947593	3,857,026	2.97%	1.59%
2002	0.40%	2,956,051	13.728864	40,583,222	4.39%	10.54%

Gartmore GVIT – Growth Fund: Class I
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
2003	0.40%	336,262	5.714099	1,921,434	0.02%	32.21%
2002	0.40%	49,711	4.322008	214,851	0.00%	-29.01%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
2005	0.40%	206	12.464210	2,568	2.20%	4.92%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%
2003	0.40%	9,355	9.863609	92,274	2.19%	17.94%
2002	0.40%	68,208	8.363123	570,432	1.80%	-12.66%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2003	0.40%	7,736	9.918443	76,729	0.00%	39.58%
2002	0.40%	19,365	7.106122	137,610	0.00%	-37.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
2003	0.40%	648	15.095175	9,782	0.48%	34.11%
2002	0.40%	31,370	11.255500	353,085	0.40%	-15.64%

Gartmore GVIT – Money Market Fund – Class I
2003	0.40%	374,808	11.864684	4,446,978	0.62%	0.22%
2002	0.40%	2,605,904	11.838269	30,849,393	1.67%	0.81%

Gartmore GVIT – Money Market Fund – Class V
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
2003	0.40%	412,466	10.045042	4,143,238	0.71%	0.30%
2002	0.40%	2,205,085	10.014669	22,083,196	0.29%	0.15%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2003	0.40%	121,505	9.672247	1,175,226	0.58%	27.00%
2002	0.40%	633,169	7.615719	4,822,037	0.75%	-17.68%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.40%	524	$16.842189	$8,825	0.00%	2.80%
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
2003	0.40%	3,860	13.471955	52,002	0.00%	33.73%
2002	0.40%	21,186	10.074004	213,428	0.00%	-33.55%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%
2003	0.40%	17,971	17.522719	314,901	0.00%	56.23%
2002	0.40%	145,946	11.216089	1,636,943	0.01%	-27.45%

Gartmore GVIT – Small Company Fund – Class I
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
2003	0.40%	152,314	15.142892	2,306,474	0.00%	40.45%
2002	0.40%	319,526	10.781666	3,445,023	0.00%	-17.66%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.40%	20	3.293722	66	0.00%	50.36%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2003	0.40%	11	12.431976	137	0.00%	51.53%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2003	0.40%	898	9.493770	8,525	1.37%	30.91%
2002	0.40%	4,068	7.252185	29,502	1.49%	-25.44%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2003	0.40%	1	13.159481	13	5.42%	11.67%
2002	0.40%	150,457	11.784392	1,773,044	5.16%	6.78%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2003	0.40%	22	9.033664	199	0.00%	35.52%
2002	0.40%	1,945	6.666122	12,966	1.98%	-25.69%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2003	0.40%	168,012	12.630569	2,122,087	1.17%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%
2003	0.40%	77	11.365300	875	2.00%	13.27%
2002	0.40%	19,826	10.033996	198,934	2.14%	0.34%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
2003	0.40%	32,497	6.406568	208,194	0.21%	19.75%
2002	0.40%	97,497	5.349794	521,589	0.32%	-16.26%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2003	0.40%	6,748	3.514240	23,714	0.00%	45.89%
2002	0.40%	109,443	2.408830	263,630	0.00%	-41.17%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
2003	0.40%	43,912	6.228826	273,520	1.04%	34.00%
2002	0.40%	160,475	4.648509	745,969	0.65%	-26.05%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2003	0.40%	54,174	12.919754	699,915	0.00%	26.64%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.40%	11	9.311693	102	0.04%	38.25%
2002	0.40%	16,892	6.735208	113,771	0.03%	-25.66%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.40%	6	$14.999423	$90	0.00%	4.83%
2004	0.40%	8	13.960609	112	0.00%	11.43%
2003	0.40%	442	12.528578	5,538	0.00%	24.56%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2002	0.40%	5,625	5.213178	29,324	0.00%	-31.44%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2003	0.40%	2,004	10.156098	20,353	0.83%	31.24%
2002	0.40%	91,943	7.738827	711,531	0.68%	-26.74%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2002	0.40%	13,152	11.316350	148,833	9.00%	4.92%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2003	0.40%	371,607	10.753194	3,995,962	0.00%	27.56%
2002	0.40%	66,544	8.429938	560,962	0.00%	-29.62%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2005	0.40%	124	13.728969	1,702	0.87%	17.58%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
2003	0.40%	5,347	9.853739	52,688	0.00%	34.55%
2002	0.40%	62,770	7.323519	459,697	0.67%	-24.45%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2002	0.40%	18,208	9.152173	166,643	3.42%	-10.76%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2003	0.40%	145,672	12.363752	1,801,052	0.40%	30.42%
2002	0.40%	385,650	9.479881	3,655,916	0.60%	-27.15%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2002	0.40%	28,931	11.571334	334,770	6.25%	8.64%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2003	0.40%	172,526	9.265284	1,598,502	0.99%	42.45%
2002	0.40%	58,355	6.504237	379,555	0.59%	-22.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ® /VA – Non-Service Shares
2003	0.40%	844	8.993106	7,590	0.75%	26.21%
2002	0.40%	32,855	7.125335	234,103	0.69%	-19.12%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
2003	0.40%	34,906	9.644393	336,647	0.00%	25.09%
2002	0.40%	347,561	7.709999	2,679,695	0.63%	-28.08%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%
2002	0.40%	44,486	10.182621	452,984	0.17%	1.83%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2003	0.40%	47,106	11.230805	529,038	2.65%	8.42%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.40%	28	11.286156	316	1.88%	4.46%
2003	0.40%	1,610,411	10.804064	17,398,984	2.81%	4.62%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2003	0.40%	588	13.697677	8,054	7.87%	32.26%

Royce Capital Fund – Micro Cap
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
2003	0.40%	18,552	15.012271	278,508	0.00%	48.57%
2002	0.40%	56,216	10.104573	568,039	0.00%	1.05%	09/03/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Income Portfolio – II
2006	0.40%	950	$17.574134	$16,695	1.34%	18.18%
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%
2003	0.40%	114,138	12.612824	1,439,603	1.61%	24.67%
2002	0.40%	19,349	10.116880	195,752	0.00%	1.17%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
2003	0.40%	654	14.089414	9,214	0.00%	37.54%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2002	0.40%	939	11.333817	10,642	0.00%	21.17%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2003	0.40%	3,429	10.608507	36,377	0.11%	53.57%
2002	0.40%	21,479	6.907806	148,373	0.21%	-3.29%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2003	0.40%	584	11.413041	6,665	0.45%	44.50%
2002	0.40%	4,697	7.898317	37,098	0.71%	-3.22%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2003	0.40%	427	14.693571	6,274	0.00%	27.35%
2002	0.40%	18,217	11.537562	210,180	11.04%	8.79%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2003	0.40%	2	5.907110	12	0.00%	41.20%
2002	0.40%	96,523	4.183540	403,808	0.00%	-31.43%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%
2003	0.40%	6,684	16.228488	108,471	0.00%	36.96%
2002	0.40%	103,455	11.848822	1,225,820	3.37%	-1.18%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2002	0.40%	2,127	10.111953	21,508	0.00%	-12.37%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund SM
2003	0.40%	866,829	9.397220	8,145,783	0.09%	36.46%
2002	0.40%	243,964	6.886442	1,680,044	0.33%	-27.11%

Contract Owners’ Equity Total By Year
2006				$341,357,796

2005				$342,050,503

2004				$327,332,572

2003				$383,208,644

2002				$354,676,076

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

     Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
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